Schedule of Investments (unaudited) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.	5,758	$270,396
AeroVironment, Inc.(a)	920	106,775
Aselsan Elektronik Sanayi Ve Ticaret AS	17,724	32,090
Astronics Corp.(a)	8,003	144,374
Axon Enterprise, Inc.(a)	456	64,944
Cubic Corp.	2,275	169,647
Curtiss-Wright Corp.	69	8,183
Embraer SA, ADR(a)(b)	13,705	137,187
HEICO Corp.	1,127	141,777
HEICO Corp., Class A	483	54,869
Hexcel Corp.(b)	133	7,448
Howmet Aerospace, Inc.	4,928	158,337
Kratos Defense & Security Solutions, Inc.(a)	4,075	111,166
Lockheed Martin Corp.	3,073	1,135,473
Maxar Technologies, Inc.	3,034	114,746
Mercury Systems, Inc.(a)	3,132	221,276
Moog, Inc., Class A	3,610	300,171
MTU Aero Engines AG	256	60,305
Northrop Grumman Corp.	1,517	490,962
PAE, Inc.(a)	13,817	124,629
Singapore Technologies Engineering Ltd.(b)	19,500	56,482
Spirit AeroSystems Holdings, Inc., Class A(b)	181	8,806
Teledyne Technologies, Inc.(a)	178	73,630
TransDigm Group, Inc.(a)	264	155,211
Virgin Galactic Holdings Inc.(a)	69	2,113

		4,150,997

Air Freight & Logistics — 0.6%
Agility Public Warehousing Co. KSC	7,989	19,218
Blue Dart Express Ltd.(a)	534	40,836
C.H. Robinson Worldwide, Inc.	3,311	315,969
Deutsche Post AG, Registered Shares	2,864	157,122
DSV Panalpina A/S	805	157,896
Echo Global Logistics, Inc.(a)	11,269	353,959
Expeditors International of Washington, Inc.	12,844	1,383,170
FedEx Corp.	1,541	437,706
Hub Group, Inc., Class A(a)	9,215	619,985
Hyundai Glovis Co. Ltd.	599	99,797
Radiant Logistics, Inc.(a)	6,856	47,649
SF Holding Co. Ltd., Class A	12,300	152,589
United Parcel Service, Inc., Class B	4,066	691,179
XPO Logistics, Inc.(a)	1,012	124,780
ZTO Express Cayman, Inc., ADR	15,702	457,713

		5,059,568

Airlines — 0.2%
Aeroflot PJSC(a)	174,430	155,187
Alaska Air Group, Inc.	267	18,479
American Airlines Group, Inc.(b)	1,402	33,508
ANA Holdings, Inc.(a)	800	18,614
Copa Holdings SA, Class A	142	11,472
Delta Air Lines, Inc.	10,314	497,960
Deutsche Lufthansa AG, Registered Shares(a)	758	10,053
Eva Airways Corp.	182,000	100,321
Hawaiian Holdings, Inc.(b)	8,082	215,547
Japan Airlines Co. Ltd.(a)	1,300	29,115
JetBlue Airways Corp.(a)	599	12,184
Mesa Air Group, Inc.(a)	1,542	20,740
Singapore Airlines Ltd.(a)	9,300	38,405

Security	Shares	Value

Airlines (continued)
Southwest Airlines Co.	3,229	$197,163
Spirit Airlines, Inc.(a)	11,314	417,487
United Airlines Holdings, Inc.(a)	2,781	160,019

		1,936,254

Auto Components — 0.7%
Adient PLC(a)	2,345	103,649
Aisin Seiki Co. Ltd.	900	34,278
Apollo Tyres Ltd.	24,231	74,481
Aptiv PLC	188	25,925
Bharat Forge Ltd.	14,913	122,030
BorgWarner, Inc.	12,956	600,640
Bridgestone Corp.	4,900	199,209
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,800	80,822
Cheng Shin Rubber Industry Co. Ltd.	58,000	98,348
Cie Generale des Etablissements Michelin SCA	188	28,157
Continental AG, Class A(a)	594	78,631
Cooper-Standard Holdings, Inc.(a)	2,217	80,521
Dana, Inc.	18,757	456,358
Denso Corp.	1,300	86,663
Exide Industries Ltd.	32,189	81,089
Faurecia SE(a)	327	17,413
Fox Factory Holding Corp.(a)	2,749	349,288
Fuyao Glass Industry Group Co. Ltd., Class H(c)	19,600	116,911
Gentex Corp.	571	20,368
Gentherm, Inc.(a)	1,111	82,336
Goodyear Tire & Rubber Co.(a)	15,085	265,044
Hankook Tire & Technology Co. Ltd.	3,736	162,613
Hanon Systems	7,106	111,216
Hota Industrial Manufacturing Co. Ltd.	26,000	106,498
Hyundai Mobis Co. Ltd.	1,785	463,014
Koito Manufacturing Co. Ltd.	400	26,913
LCI Industries	3,234	427,794
Lear Corp.	309	56,006
Modine Manufacturing Co.(a)	1,761	26,010
NGK Spark Plug Co. Ltd.	5,300	91,821
Patrick Industries, Inc.	232	19,720
Stanley Electric Co. Ltd.	700	20,907
Stoneridge, Inc.(a)	4,063	129,244
Sumitomo Electric Industries Ltd.	3,400	51,125
Tenneco, Inc., Class A(a)	5,582	59,839
Tianneng Power International Ltd.	48,000	90,940
Toyoda Gosei Co. Ltd.	500	13,181
Toyota Industries Corp.	1,000	89,359
Valeo SA	328	11,128
Visteon Corp.(a)	1,912	233,168

		5,192,657

Automobiles — 1.1%
Astra International Tbk PT	693,200	252,632
BAIC Motor Corp. Ltd., Class H(c)	141,500	45,472
Bayerische Motoren Werke AG	873	90,597
BYD Co. Ltd., Class A	6,100	154,644
BYD Co. Ltd., Class H	21,000	454,372
Daimler AG, Registered Shares	1,807	161,274
Ferrari NV	98	20,500
Ford Motor Co.(a)	4,084	50,029
Geely Automobile Holdings Ltd.	124,000	318,936
General Motors Co.	1,256	72,170
Great Wall Motor Co. Ltd., Class H	62,500	174,755

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Guangzhou Automobile Group Co. Ltd., Class H(b)	62,000	$52,317
Harley-Davidson, Inc.	293	11,749
Honda Motor Co. Ltd.	6,300	189,917
Hyundai Motor Co.	2,384	462,037
Mazda Motor Corp.	1,300	10,651
NIO, Inc., ADR(a)(b)	26,446	1,030,865
Nissan Motor Co. Ltd.(a)	9,800	54,749
Stellantis NV	4,499	79,583
Subaru Corp.	6,000	119,920
Suzuki Motor Corp.	500	22,775
Tesla, Inc.(a)	5,655	3,777,144
Thor Industries, Inc.	114	15,360
Toyota Motor Corp.	5,200	404,664
TVS Motor Co. Ltd.	19,226	154,513
Winnebago Industries, Inc.	3,428	262,962
Workhorse Group, Inc.(a)(b)	2,547	35,072
Yadea Group Holdings Ltd.(c)	54,000	120,295

		8,599,954

Banks — 5.9%
1st Constitution Bancorp	906	15,955
ABN AMRO Bank NV(a)(c)	1,967	23,879
Abu Dhabi Commercial Bank PJSC	60,531	102,116
ACNB Corp.	1,896	55,552
Agricultural Bank of China Ltd., Class A	313,200	162,333
Al Rajhi Bank	48,614	1,281,266
Amerant Bancorp, Inc.(a)	4,458	82,785
Ameris Bancorp	4,831	253,676
AMMB Holdings BHD	133,300	94,228
Associated Banc-Corp	141	3,009
Australia & New Zealand Banking Group Ltd.	6,505	139,665
Axis Bank Ltd.(a)	53,969	518,121
Banco Bilbao Vizcaya Argentaria SA	17,295	90,127
Banco do Brasil SA	35,969	194,586
Banco Santander Brasil SA	8,200	57,691
Banco Santander Chile, ADR(b)	11,420	283,559
Banco Santander SA(a)	47,501	162,017
Bancolombia SA, ADR	7,229	231,256
Bancorp, Inc.(a)	7,396	153,245
Bank AlBilad	19,894	186,877
Bank Central Asia Tbk PT	379,200	812,094
Bank Mandiri Persero Tbk PT	503,500	213,321
Bank Negara Indonesia Persero Tbk PT	99,600	39,339
Bank of America Corp.	47,273	1,828,992
Bank of Communications Co. Ltd., Class A	72,800	54,930
Bank of Hawaii Corp.(b)	3,069	274,645
Bank of Princeton	526	15,054
Bank OZK	216	8,824
Bank Polska Kasa Opieki SA(a)	22,095	394,232
Bank Rakyat Indonesia Persero Tbk PT	610,500	185,216
Bank7 Corp.	367	6,463
BankFinancial Corp.	16,173	166,905
Bankwell Financial Group, Inc.(b)	1,692	45,599
Banner Corp.	2,419	129,005
Banque Cantonale Vaudoise, Registered Shares	94	9,172
Barclays PLC	46,208	118,335
Baycom Corp.(a)(b)	3,586	64,620
BDO Unibank, Inc.	107,890	227,015
BNP Paribas SA(a)	2,742	167,068
BOC Hong Kong Holdings Ltd.	11,500	40,232
BOK Financial Corp.	19	1,697
Boubyan Bank KSCP	31,000	62,031

Security	Shares	Value

Banks (continued)
CaixaBank SA	11,014	$34,196
Capital City Bank Group, Inc.	7,311	190,232
Capstar Financial Holdings, Inc.	3,607	62,221
Carter Bankshares, Inc.(a)	8,864	123,741
Central Pacific Financial Corp.	17,812	475,224
China Construction Bank Corp., Class H	1,530,000	1,289,662
China Everbright Bank Co. Ltd., Class A	424,900	264,426
China Merchants Bank Co. Ltd., Class A	50,700	396,067
China Merchants Bank Co. Ltd., Class H	73,500	563,097
CIMB Group Holdings Bhd	230,100	241,105
CIT Group, Inc.	6,065	312,408
Citigroup, Inc.	16,691	1,214,270
Citizens Financial Group, Inc.	2,817	124,371
Civista Bancshares, Inc.	3,300	75,702
CNB Financial Corp.	1,797	44,224
Colony Bankcorp, Inc.	812	12,667
Comerica, Inc.	1,267	90,895
Commerce Bancshares, Inc.	240	18,386
Commerzbank AG(a)	2,820	17,305
Commonwealth Bank of Australia	3,964	260,097
Community Trust Bancorp, Inc.	2,731	120,246
Concordia Financial Group Ltd.	2,800	11,357
Credit Agricole SA(a)	2,498	36,177
CTBC Financial Holding Co. Ltd.	354,000	274,724
Cullen/Frost Bankers, Inc.	111	12,072
CVB Financial Corp.	5,062	111,820
Danske Bank A/S	2,918	54,588
DBS Group Holdings Ltd.	2,300	49,315
Dubai Islamic Bank PJSC	37,304	46,296
East West Bancorp, Inc.	349	25,756
Enterprise Bancorp, Inc.	1,713	55,707
Equity Bancshares, Inc., Class A(a)	2,289	62,719
Erste Group Bank AG(a)	680	23,037
Evans Bancorp, Inc.	951	32,229
Farmers National Banc Corp.	5,801	96,877
Federal Bank Ltd.(a)	124,147	129,155
Fifth Third Bancorp	3,839	143,771
First Abu Dhabi Bank PJSC	48,932	194,739
First Bancorp, Inc.	1,291	37,684
First BanCorp, Puerto Rico	14,434	162,527
First Bank/Hamilton	5,631	68,529
First Busey Corp.	1,610	41,296
First Business Financial Services, Inc.	1,667	41,225
First Citizens BancShares, Inc., Class A	11	9,193
First Commonwealth Financial Corp.	6,808	97,831
First Financial Northwest, Inc.	20,220	288,135
First Guaranty Bancshares, Inc.	780	13,970
First Hawaiian, Inc.	150	4,106
First Horizon Corp.	1,297	21,932
First Internet Bancorp	382	13,458
First Interstate Bancsystem, Inc., Class A	18,124	834,429
First Northwest Bancorp	2,493	41,434
First Republic Bank	746	124,395
First Savings Financial Group, Inc.	541	36,323
First Western Financial, Inc.(a)	1,252	31,313
Flushing Financial Corp.	207	4,395
FNB Corp.	439	5,575
Fulton Financial Corp.(b)	32,469	552,947
Glacier Bancorp, Inc.	9,700	553,676
Grupo Financiero Banorte SAB de CV, Class O(a)	107,996	608,311
Gulf Bank KSCP	224,238	163,204
Hancock Whitney Corp.	7,681	322,679

2

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hang Seng Bank Ltd.(b)	2,200	$42,720
Hanmi Financial Corp.	2,110	41,630
Hawthorn Bancshares, Inc.	938	19,970
HBT Financial, Inc.	9,420	161,270
HDFC Bank Ltd.(a)	24,704	505,684
HDFC Bank Ltd., ADR(a)	2,439	189,486
Heartland Financial USA, Inc.	8,793	441,936
Heritage Commerce Corp.	14,504	177,239
Howard Bancorp, Inc.(a)	5,504	90,486
HSBC Holdings PLC	50,757	295,846
Huaxia Bank Co. Ltd., Class A	88,900	87,279
Huntington Bancshares, Inc.	5,057	79,496
ICICI Bank Ltd.(a)	75,797	606,332
ICICI Bank Ltd., ADR(a)(b)	9,323	149,448
Independent Bank Corp.	4,173	98,650
IndusInd Bank Ltd.(a)	10,169	133,807
Industrial & Commercial Bank of China Ltd., Class A	242,700	204,983
Industrial & Commercial Bank of China Ltd., Class H	1,397,000	1,004,863
ING Groep NV	10,367	126,623
Intesa Sanpaolo SpA(a)	40,641	110,120
Investar Holding Corp.	3,275	67,301
Investors Bancorp, Inc.(b)	53,484	785,680
Itau Unibanco Holding SA, ADR	52,383	259,820
Japan Post Bank Co. Ltd.(b)	2,800	26,926
JPMorgan Chase & Co.	25,674	3,908,353
KB Financial Group, Inc.	8,355	411,798
KBC Group NV(a)	798	58,064
KeyCorp.	5,926	118,401
Kiatnakin Phatra Bank PCL, NVDR	65,000	127,152
Kotak Mahindra Bank Ltd.(a)	21,039	506,724
Kuwait Finance House KSCP	39,654	100,809
Level One Bancorp, Inc.	4,448	114,669
Live Oak Bancshares, Inc.	1,106	75,750
M&T Bank Corp.	808	122,501
Macatawa Bank Corp.	505	5,025
Mackinac Financial Corp.	2,225	31,195
Malayan Banking Bhd	355,400	707,608
Mercantile Bank Corp.	4,242	137,738
Meridian Corp.	2,214	57,564
Mid Penn Bancorp, Inc.	1,130	30,295
Midland States Bancorp, Inc.	19,016	527,504
MidWestOne Financial Group, Inc.	2,438	75,505
Mitsubishi UFJ Financial Group, Inc.	39,300	210,148
Mizuho Financial Group, Inc.	8,320	120,310
Moneta Money Bank AS(a)(c)	34,813	129,753
National Australia Bank Ltd.	7,516	148,911
National Bank of Kuwait SAKP	56,704	151,449
National Commercial Bank	33,523	475,058
Natwest Group PLC	13,215	35,758
Nedbank Group Ltd.	17,667	167,491
Nordea Bank Abp	2,907	28,664
Northrim BanCorp, Inc.	5,050	214,675
Oak Valley Bancorp	1,056	18,110
OceanFirst Financial Corp.	11,049	264,513
Pacific Mercantile Bancorp(a)	11,597	103,213
PacWest Bancorp	177	6,753
PCB Bancorp	3,890	58,350
Peapack Gladstone Financial Corp.	8,090	249,819
Peoples Bancorp of North Carolina, Inc.	1,093	25,839
People’s United Financial, Inc.	931	16,665
Pinnacle Financial Partners, Inc.	3,695	327,599
Popular, Inc.	157	11,040

Security	Shares	Value

Banks (continued)
Postal Savings Bank of China Co. Ltd., Class H(c)	168,000	$125,907
Powszechna Kasa Oszczednosci Bank Polski SA(a)	25,834	213,773
Preferred Bank	833	53,045
Primis Financial Corp.	4,428	64,383
Prosperity Bancshares, Inc.	187	14,004
Public Bank Bhd	585,700	593,589
QCR Holdings, Inc.	2,151	101,570
Regions Financial Corp.	5,330	110,118
Republic Bancorp, Inc., Class A	7,441	329,562
Republic First Bancorp, Inc.(a)	99,827	376,348
Resona Holdings, Inc.	6,600	27,723
RHB Bank Bhd	194,800	252,437
Riyad Bank	23,246	139,178
Salisbury Bancorp, Inc.	1,845	81,936
Samba Financial Group	35,863	368,658
Sandy Spring Bancorp, Inc.	4,984	216,455
Saudi British Bank	22,990	161,530
Sberbank of Russia PJSC, ADR	26,055	400,608
Shinhan Financial Group Co. Ltd.	9,164	304,355
Shinsei Bank Ltd.	600	9,697
Sierra Bancorp	9,520	255,136
Signature Bank	1,693	382,787
Silvergate Capital Corp., Class A(a)(b)	601	85,444
SmartFinancial, Inc.	5,643	122,171
Societe Generale SA(a)	2,495	65,231
South Plains Financial, Inc.	4,265	96,901
South State Corp.	1,264	99,237
Standard Bank Group Ltd.	59,374	504,073
Standard Chartered PLC	6,234	42,924
State Bank of India(a)	61,952	310,333
Sterling Bancorp	298	6,860
Sumitomo Mitsui Financial Group, Inc.	4,300	155,863
Sumitomo Mitsui Trust Holdings, Inc.	1,100	38,378
SVB Financial Group(a)	648	319,892
Swedbank AB, A Shares	789	13,912
Synovus Financial Corp.	307	14,045
TCF Financial Corp.	320	14,867
Texas Capital Bancshares, Inc.(a)	2,860	202,831
TriState Capital Holdings, Inc.(a)	9,817	226,380
Triumph Bancorp, Inc.(a)	1,612	124,753
Truist Financial Corp.	21,330	1,243,966
Turkiye Garanti Bankasi AS(a)	42,434	34,380
Turkiye Is Bankasi, Class C(a)	81,708	47,827
U.S. Bancorp	6,209	343,420
Umpqua Holdings Corp.	275	4,826
UniCredit SpA(a)	6,382	67,412
United Community Banks, Inc.	6,180	210,862
Univest Financial Corp.	3,000	85,770
Washington Trust Bancorp, Inc.	1,672	86,325
Webster Financial Corp.	159	8,762
Wells Fargo & Co.	44,111	1,723,417
WesBanco, Inc.	2,340	84,380
Western Alliance Bancorp	232	21,910
Westpac Banking Corp.	8,633	160,133
Wintrust Financial Corp.(b)	2,176	164,941
Woori Financial Group, Inc.	10,516	93,862
Zions Bancorp NA	382	20,995

		47,344,630

Beverages — 0.9%
Ambev SA	162,534	441,517
Ambev SA, ADR(b)	74,533	204,220
Anheuser-Busch InBev SA/NV	2,381	149,676

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Arca Continental SAB de CV	78,187	$385,780
Asahi Group Holdings Ltd.	800	33,865
Boston Beer Co., Inc., Class A(a)	22	26,538
Brown-Forman Corp., Class A	138	8,786
Brown-Forman Corp., Class B	619	42,692
Budweiser Brewing Co. APAC Ltd.(c)	5,900	17,661
Carlsberg AS, Class B	107	16,410
China Resources Beer Holdings Co. Ltd.	12,000	94,581
Coca-Cola Co.	41,612	2,193,369
Coca-Cola European Partners PLC	393	20,499
Coca-Cola Femsa SAB de C.V., ADR	2,928	135,274
Coca-Cola Femsa SAB de CV	41,882	193,453
Constellation Brands, Inc., Class A	117	26,676
Davide Campari-Milano NV	2,180	24,400
Diageo PLC	6,162	253,144
Fomento Economico Mexicano SAB de CV	39,644	298,870
Fomento Economico Mexicano SAB de CV, ADR	761	57,326
Heineken NV	99	10,163
Jiangsu King’s Luck Brewery JSC Ltd., Class A	8,200	61,540
Kirin Holdings Co. Ltd.	1,000	19,188
Molson Coors Beverage Co., Class B(b)	2,798	143,118
Monster Beverage Corp.(a)	498	45,363
National Beverage Corp.	425	20,787
PepsiCo, Inc.	13,568	1,919,194
Pernod Ricard SA	272	50,913
Primo Water Corp.	9,117	148,242
Suntory Beverage & Food Ltd.	300	11,187
Treasury Wine Estates Ltd.	1,599	12,603
Tsingtao Brewery Co. Ltd., Class H	18,000	160,203
Tsingtao Brewery Co. Ltd., Class A, Class A	11,700	151,390
United Spirits Ltd.(a)	9,317	71,080

		7,449,708

Biotechnology — 2.8%
3SBio, Inc.(a)(c)	190,000	168,227
89bio, Inc.(a)	1,320	31,258
ACADIA Pharmaceuticals, Inc.(a)(b)	1,970	50,826
Acceleron Pharma, Inc.(a)(b)	165	22,376
ADMA Biologics, Inc.(a)	9,173	16,144
Adverum Biotechnologies, Inc.(a)	4,109	40,515
Affimed NV(a)	13,101	103,629
Agenus, Inc.(a)	9,933	27,018
Agios Pharmaceuticals, Inc.(a)	55	2,840
Akebia Therapeutics, Inc.(a)(b)	6,237	21,112
Akero Therapeutics, Inc.(a)	1,434	41,600
Alder Biopharmaceuticals, Inc.(d)	3,943	3,470
Alector, Inc.(a)(b)	5,742	115,644
Alexion Pharmaceuticals, Inc.(a)	1,251	191,290
Alkermes PLC(a)	152	2,839
Allakos, Inc.(a)	1,063	122,011
Allogene Therapeutics, Inc.(a)(b)	1,551	54,750
Allovir, Inc.(a)	1,209	28,291
Alnylam Pharmaceuticals, Inc.(a)	125	17,649
ALX Oncology Holdings, Inc.(a)	483	35,616
Amgen, Inc.	5,254	1,307,248
Amicus Therapeutics, Inc.(a)	14,741	145,641
Anavex Life Sciences Corp.(a)	2,179	32,576
Anika Therapeutics, Inc.(a)	800	32,632
Apellis Pharmaceuticals, Inc.(a)	1,960	84,104
Applied Molecular Transport, Inc.(a)	571	25,130
Applied Therapeutics, Inc.(a)	1,218	22,844
Aptinyx, Inc.(a)	12,794	38,382

Security	Shares	Value

Biotechnology (continued)
AquaBounty Technologies, Inc.(a)	3	$20
Arcturus Therapeutics Holdings, Inc.(a)	603	24,904
Arcus Biosciences, Inc.(a)	3,757	105,497
Arcutis Biotherapeutics, Inc.(a)(b)	3,039	87,918
Arena Pharmaceuticals, Inc.(a)	2,284	158,487
Argenx SE(a)	46	12,649
Arrowhead Pharmaceuticals, Inc.(a)(b)	5,251	348,194
Assembly Biosciences, Inc.(a)	3,411	15,691
Atara Biotherapeutics, Inc.(a)	7,105	102,028
Athenex, Inc.(a)(b)	8,143	35,015
Athersys, Inc.(a)(b)	23,416	42,149
Avidity Biosciences, Inc.(a)	4,135	90,184
Avrobio, Inc.(a)	5,197	65,950
Beam Therapeutics, Inc.(a)(b)	2,016	161,361
BeiGene Ltd., ADR(a)	1,237	430,575
Beyondspring, Inc.(a)(b)	1,840	20,369
BioAtla, Inc.(a)	948	48,196
BioCryst Pharmaceuticals, Inc.(a)(b)	10,818	110,019
Biogen, Inc.(a)	1,083	302,969
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,542	105,396
Bioxcel Therapeutics, Inc.(a)	880	37,981
Black Diamond Therapeutics, Inc.(a)	3,753	91,048
Bluebird Bio, Inc.(a)	47	1,417
Blueprint Medicines Corp.(a)	1,124	109,286
Bridgebio Pharma, Inc.(a)(b)	6,260	385,616
C4 Therapeutics, Inc.(a)(b)	1,675	61,958
Cabaletta Bio Inc.(a)	1,820	20,202
CareDx, Inc.(a)	1,912	130,188
Celltrion, Inc.(a)	750	216,163
Centogene NV(a)	910	11,038
Cerevel Therapeutics Holdings, Inc.(a)	1,945	26,705
ChemoCentryx, Inc.(a)	2,817	144,343
China Biologic Products Holdings Inc.(a)	585	69,270
Clovis Oncology, Inc.(a)(b)	7,809	54,819
Coherus Biosciences, Inc.(a)(b)	7,401	108,129
Constellation Pharmaceuticals, Inc.(a)(b)	1,243	29,074
Crinetics Pharmaceuticals, Inc.(a)	4,021	61,441
CSL Ltd.	971	196,243
Cue Biopharma, Inc.(a)	1,777	21,679
Cullinan Oncology, Inc.(a)	875	36,461
Deciphera Pharmaceuticals, Inc.(a)	2,296	102,953
Denali Therapeutics, Inc.(a)(b)	3,047	173,984
Dynavax Technologies Corp.(a)	6,942	68,240
Editas Medicine, Inc.(a)	3,575	150,150
Emergent Biosolutions, Inc.(a)	3,741	347,576
Enanta Pharmaceuticals, Inc.(a)(b)	2,636	130,007
Epizyme, Inc.(a)	6,913	60,212
Esperion Therapeutics, Inc.(a)	736	20,645
Evelo Biosciences, Inc.(a)	2,385	25,519
Exact Sciences Corp.(a)	211	27,806
Exelixis, Inc.(a)	1,972	44,547
Exicure, Inc.(a)	5,365	11,696
Fate Therapeutics, Inc.(a)	3,675	303,004
Fennec Pharmaceuticals, Inc.(a)	1,750	10,867
FibroGen, Inc.(a)	5,708	198,125
Five Prime Therapeutics, Inc.(a)	1,666	62,758
Flexion Therapeutics, Inc.(a)(b)	5,960	53,342
Foghorn Therapeutics, Inc.(a)	2,487	32,779
Forma Therapeutics Holdings, Inc.(a)	1,397	39,144
Forte Biosciences, Inc.(a)	736	25,223
G1 Therapeutics, Inc.(a)(b)	4,626	111,302
Galera Therapeutics, Inc.(a)	2,006	17,693

4

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Generation Bio Co.(a)(b)	1,097	$31,221
Genmab A/S(a)	94	30,916
Gilead Sciences, Inc.	29,498	1,906,456
Global Blood Therapeutics, Inc.(a)	39	1,589
GlycoMimetics, Inc.(a)	5,325	16,028
Gossamer Bio, Inc.(a)	5,538	51,226
Grifols SA	764	19,995
Halozyme Therapeutics, Inc.(a)	8,525	355,407
Harpoon Therapeutics, Inc.(a)	2,566	53,681
Heron Therapeutics, Inc.(a)	9,354	151,628
Hualan Biological Engineering, Inc., Class A	8,300	50,437
ImmunityBio, Inc.(a)(b)	1,269	30,126
ImmunoGen, Inc.(a)	3,634	29,435
Immunovant, Inc.(a)	1,587	25,455
Incyte Corp.(a)	227	18,448
Infinity Pharmaceuticals Inc.(a)	6,021	19,448
Innovent Biologics, Inc.(a)(c)	35,000	357,952
Inovio Pharmaceuticals, Inc.(a)(b)	11,425	106,024
Inozyme Pharma, Inc.(a)	892	17,662
Insmed, Inc.(a)	5,348	182,153
Intellia Therapeutics, Inc.(a)	2,204	176,882
Intercept Pharmaceuticals, Inc.(a)	3,873	89,389
Invitae Corp.(a)(b)	7,932	303,082
Iovance Biotherapeutics, Inc.(a)(b)	281	8,896
Kadmon Holdings, Inc.(a)	14,737	57,327
Karuna Therapeutics, Inc.(a)(b)	307	36,911
Karyopharm Therapeutics, Inc.(a)	14,678	154,413
Kindred Biosciences, Inc.(a)	10,351	51,444
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,842	52,605
Kodiak Sciences, Inc.(a)	1,121	127,110
Kura Oncology, Inc.(a)	2,280	64,456
Kymera Therapeutics, Inc.(a)	1,455	56,541
Ligand Pharmaceuticals, Inc.(a)	830	126,533
LogicBio Therapeutics, Inc.(a)	2,154	15,681
MacroGenics, Inc.(a)	4,783	152,339
Madrigal Pharmaceuticals, Inc.(a)(b)	1,008	117,906
MannKind Corp.(a)(b)	4,517	17,707
Mirati Therapeutics, Inc.(a)(b)	3,067	525,377
Mirum Pharmaceuticals, Inc.(a)	1,941	38,471
Moderna, Inc.(a)	1,776	232,567
Molecular Templates, Inc.(a)	1,349	17,024
Mustang Bio, Inc.(a)	5,399	17,925
Myriad Genetics, Inc.(a)	4,529	137,908
Natera, Inc.(a)	6,327	642,444
NextCure, Inc.(a)	6,872	68,789
Nkarta, Inc.(a)	800	26,320
Novavax, Inc.(a)(b)	3,779	685,170
Nymox Pharmaceutical Corp.(a)(b)	5,685	12,621
Olema Pharmaceuticals, Inc.(a)	637	21,136
Oncorus, Inc.(a)	802	11,164
OPKO Health, Inc.(a)(b)	38,401	164,740
Organogenesis Holdings, Inc.(a)	1,306	23,795
ORIC Pharmaceuticals, Inc.(a)	1,641	40,204
Oyster Point Pharma, Inc.(a)	3,332	60,909
Passage Bio, Inc.(a)	3,880	67,822
PMV Pharmaceuticals, Inc.(a)	587	19,306
Poseida Therapeutics, Inc.(a)	3,625	34,619
Precision BioSciences, Inc.(a)	4,716	48,811
Prelude Therapeutics, Inc.(a)	421	18,242
Prevail Therapeutics, Inc.	1,105	552
Prothena Corp. PLC(a)	1,951	49,009
PTC Therapeutics, Inc.(a)	3,308	156,634

Security	Shares	Value

Biotechnology (continued)
Puma Biotechnology, Inc.(a)	4,800	$46,656
Radius Health, Inc.(a)	3,864	80,603
Regeneron Pharmaceuticals, Inc.(a)(b)	664	314,165
REGENXBIO, Inc.(a)	1,445	49,289
Relay Therapeutics, Inc.(a)	2,016	69,693
Replimune Group, Inc.(a)	662	20,198
Revolution Medicines, Inc.(a)	2,670	122,500
Rigel Pharmaceuticals, Inc.(a)(b)	21,910	74,932
Rocket Pharmaceuticals, Inc.(a)	1,733	76,893
Rubius Therapeutics, Inc.(a)	718	19,027
Sage Therapeutics, Inc.(a)	67	5,015
Sana Biotechnology, Inc.(a)	6,121	204,870
Sangamo Therapeutics, Inc.(a)	6,559	82,184
Seagen, Inc.(a)	159	22,079
Selecta Biosciences, Inc.(a)	3,995	18,077
Seres Therapeutics, Inc.(a)(b)	6,530	134,453
Shanghai Junshi Biosciences Co Ltd, Class H(a)(c)	8,800	92,389
Silverback Therapeutics, Inc.(a)(b)	7,224	315,183
Solid Biosciences, Inc.(a)	6,152	34,021
Sorrento Therapeutics, Inc.(a)(b)	15,085	124,753
Spectrum Pharmaceuticals, Inc.(a)	12,474	40,665
SpringWorks Therapeutics, Inc.(a)	1,222	89,903
Sutro Biopharma, Inc.(a)	4,879	111,046
Taysha Gene Therapies, Inc.(a)	1,892	38,408
TG Therapeutics, Inc.(a)	5,636	271,655
Translate Bio, Inc.(a)	1,126	18,568
Travere Therapeutics, Inc.(a)	2,950	73,661
Turning Point Therapeutics, Inc.(a)	1,291	122,116
Twist Bioscience Corp.(a)	3,112	385,452
Ultragenyx Pharmaceutical, Inc.(a)(b)	4,741	539,810
United Therapeutics Corp.(a)	138	23,083
UNITY Biotechnology, Inc.(a)	5,174	31,044
UroGen Pharma Ltd.(a)	1,960	38,181
Veracyte, Inc.(a)	5,064	272,190
Vericel Corp.(a)	1,931	107,267
Vertex Pharmaceuticals, Inc.(a)	3,618	777,472
Vir Biotechnology, Inc.(a)	3,281	168,217
Xencor, Inc.(a)	4,042	174,048
Y-mAbs Therapeutics, Inc.(a)	1,441	43,576
Zai Lab Ltd., ADR(a)	1,473	196,542
Zentalis Pharmaceuticals, Inc.(a)	2,041	88,559

		22,588,377

Building Products — 1.0%
A O Smith Corp.	2,201	148,810
Advanced Drainage Systems, Inc.	3,560	368,068
AGC, Inc.	1,000	41,975
Allegion PLC	1,790	224,860
Armstrong World Industries, Inc.	69	6,216
Assa Abloy AB, Class B	1,601	46,077
AZEK Co., Inc.(a)	125	5,256
Beijing New Building Materials PLC, Class A	8,700	57,309
Builders FirstSource, Inc.(a)	18,742	869,067
Carrier Global Corp.	10,374	437,990
Cie de Saint-Gobain(a)	1,381	81,550
Cornerstone Building Brands, Inc.(a)	3,880	54,436
Daikin Industries Ltd.	900	181,943
Fortune Brands Home & Security, Inc.	1,286	123,225
Geberit AG, Registered Shares	139	88,466
Gibraltar Industries, Inc.(a)	2,658	243,234
Griffon Corp.	3,114	84,607
JELD-WEN Holding, Inc.(a)	4,119	114,055
Johnson Controls International PLC	6,924	413,155

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Kingspan Group PLC	670	$56,681
Lennox International, Inc.(b)	2,828	881,177
Masco Corp.	2,151	128,845
Masonite International Corp.(a)	1,994	229,789
Quanex Building Products Corp.	1,071	28,092
Resideo Technologies, Inc.(a)	10,113	285,692
Rockwool International AS, - B Shares	28	11,785
Trane Technologies PLC	10,332	1,710,566
Trex Co., Inc.(a)(b)	3,070	281,028
UFP Industries, Inc.	4,805	364,411
Zhejiang Weixing New Building Materials Co. Ltd., Class A	56,926	219,314

		7,787,679

Capital Markets — 2.0%
3i Group PLC	2,475	39,334
Affiliated Managers Group, Inc.	89	13,264
Ameriprise Financial, Inc.	627	145,746
Apollo Global Management Inc.	831	39,065
Ares Management Corp., Class A	844	47,289
Artisan Partners Asset Management, Inc., Class A	9,073	473,338
Assetmark Financial Holdings, Inc.(a)	13,397	312,686
ASX Ltd.	222	12,017
B. Riley Financial, Inc.	3,255	183,517
B3 SA - Brasil Bolsa Balcao	17,386	168,713
Bank of New York Mellon Corp.	19,609	927,310
BGC Partners, Inc., Class A	13,575	65,567
Blackstone Group, Inc.	364	27,129
Carlyle Group, Inc.	470	17,277
Cboe Global Markets, Inc.	534	52,701
Charles Schwab Corp.	11,740	765,213
China International Capital Corp. Ltd., Class H(a)(c)	39,200	95,367
CITIC Securities Co. Ltd., Class H	83,500	193,000
CME Group, Inc.	2,922	596,760
Cohen & Steers, Inc.	4,645	303,458
Cowen, Inc., Class A(b)	4,156	146,083
Credit Suisse Group AG, Registered Shares	8,638	91,385
Daiwa Securities Group, Inc.	4,000	20,720
Deutsche Bank AG, Registered Shares(a)	5,181	61,970
Deutsche Boerse AG	587	97,541
Donnelley Financial Solutions, Inc.(a)	5,876	163,529
Evercore, Inc., Class A	70	9,222
FactSet Research Systems, Inc.	192	59,249
Federated Hermes, Inc.	6,595	206,424
Franklin Resources, Inc.(b)	1,565	46,324
Goldman Sachs Group, Inc.	1,137	371,799
Guotai Junan Securities Co. Ltd., Class A	26,400	65,497
Haitong Securities Co. Ltd., Class H(b)	112,000	104,000
Hamilton Lane, Inc., Class A	7,149	633,116
Hargreaves Lansdown PLC	965	20,504
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,507	137,328
Hong Kong Exchanges & Clearing Ltd.	2,800	166,112
Houlihan Lokey, Inc.	9,425	626,857
Huatai Securities Co. Ltd., Class A	105,700	273,818
Interactive Brokers Group, Inc., Class A	794	57,994
Intercontinental Exchange, Inc.	2,133	238,213
Invesco Ltd.	20,058	505,863
Investec Ltd.	50,373	148,024
Japan Exchange Group, Inc.	1,400	32,887
Julius Baer Group Ltd.	582	37,192
KKR & Co., Inc.	1,901	92,864
Korea Investment Holdings Co. Ltd.	1,531	116,318

Security	Shares	Value

Capital Markets (continued)
Lazard Ltd., Class A	308	$13,401
London Stock Exchange Group PLC	801	76,575
LPL Financial Holdings, Inc.	196	27,863
Macquarie Group Ltd.	807	94,079
Magellan Financial Group Ltd.	268	9,250
MarketAxess Holdings, Inc.	132	65,725
Moelis & Co., Class A	8,648	474,602
Moody’s Corp.	2,033	607,074
Morgan Stanley	32,639	2,534,745
Morningstar, Inc.	167	37,582
MSCI, Inc.	300	125,784
Nasdaq, Inc.	515	75,942
Natixis SA(a)	2,758	13,183
NH Investment & Securities Co. Ltd.	4	41
Nomura Holdings, Inc.	9,100	48,216
Northern Trust Corp.	872	91,656
Orient Securities Co. Ltd/China, Class A	64,378	87,145
Partners Group Holding AG	56	71,564
PJT Partners, Inc., Class A	1,591	107,631
Pzena Investment Management, Inc., Class A	4,987	52,513
Raymond James Financial, Inc.	440	53,926
S&P Global, Inc.	1,155	407,565
SBI Holdings, Inc.	600	16,305
Schroders PLC	232	11,193
Sculptor Capital Management, Inc.	1,149	25,140
SEI Investments Co.	720	43,870
Silvercrest Asset Management Group, Inc., Class A	2,743	39,444
St James’s Place PLC	637	11,183
Standard Life Aberdeen PLC	4,951	19,779
State Street Corp.	5,036	423,074
Stifel Financial Corp.	9,816	628,813
T. Rowe Price Group, Inc.(b)	2,911	499,528
Tradeweb Markets, Inc., Class A(b)	327	24,198
UBS Group AG, Registered Shares	10,968	169,691
Virtus Investment Partners, Inc.	1,021	240,446
Westwood Holdings Group, Inc.	2,376	34,357

		16,272,667

Chemicals — 1.9%
AdvanSix, Inc.(a)	2,468	66,192
Air Liquide SA	1,733	282,957
Air Products & Chemicals, Inc.	884	248,705
Akzo Nobel NV	458	51,134
Albemarle Corp.	329	48,070
Amyris, Inc.(a)	6,659	127,187
Arkema SA	153	18,529
Asahi Kasei Corp.	2,200	25,396
Ashland Global Holdings, Inc.	89	7,901
Asian Paints Ltd.	13,687	476,211
Avient Corp.	13,906	657,337
Axalta Coating Systems Ltd.(a)	2,875	85,043
Balchem Corp.	2,606	326,818
BASF SE	2,927	243,242
Cabot Corp.	28	1,468
CF Industries Holdings, Inc.	666	30,223
Chemours Co.	246	6,866
Chr Hansen Holding A/S(a)	755	68,580
Corteva, Inc.	2,325	108,391
Covestro AG(c)	699	47,029
Dow, Inc.	3,823	244,443
Duk San Neolux Co. Ltd.(a)	2,151	86,473
DuPont de Nemours, Inc.	2,006	155,024
Ecolab, Inc.	3,707	793,557

6

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Element Solutions, Inc.	311	$5,688
FMC Corp.	3,383	374,194
Formosa Chemicals & Fibre Corp.	20,000	61,580
Givaudan SA, Registered Shares	56	216,006
Grand Pacific Petrochemical(a)	72,000	69,434
Han Kuk Carbon Co. Ltd.	454	4,966
Hanwha Solutions Corp.(a)	3,694	165,145
Hawkins, Inc.	4,534	151,980
HB Fuller Co.	18,005	1,132,695
Huntsman Corp.	371	10,696
Indorama Ventures PCL, NVDR	236,200	337,590
Ingevity Corp.(a)	1,171	88,446
Innospec, Inc.	1,134	116,450
International Flavors & Fragrances, Inc.	627	87,535
Johnson Matthey PLC	161	6,688
Kolon Industries, Inc.	1,784	94,774
Koninklijke DSM NV	362	61,199
Kraton Corp.(a)	527	19,283
Kronos Worldwide, Inc.	9,576	146,513
Kuraray Co. Ltd.	6,000	68,635
LANXESS AG	262	19,337
LG Chem Ltd.	974	697,016
Linde PLC(a)	3,135	878,239
Livent Corp.(a)(b)	13,634	236,141
Lotte Chemical Corp.	310	82,809
LyondellBasell Industries NV, Class A	2,500	260,125
Mitsubishi Chemical Holdings Corp.	2,200	16,523
Nan Ya Plastics Corp.	176,000	494,543
NewMarket Corp.	3	1,140
Nippon Paint Holdings Co. Ltd.	2,000	28,887
Novozymes A/S, B Shares	959	61,363
Orica Ltd.	1,436	15,266
PhosAgro PJSC, GDR, Registered Shares	10,255	178,642
Pidilite Industries Ltd.	2,844	70,562
PPG Industries, Inc.	11,491	1,726,638
PTT Global Chemical PCL, NVDR	28,600	57,598
Saudi Basic Industries Corp.	30,499	955,662
Scotts Miracle-Gro Co.	96	23,517
Shandong Sinocera Functional Material Co. Ltd., Class A	20,900	136,016
Shenzhen Capchem Technology Co. Ltd., Class A	5,000	58,565
Sherwin-Williams Co.	412	304,060
Shin-Etsu Chemical Co. Ltd.	1,000	169,400
Sika AG, Registered Shares	552	157,847
Sinoma Science & Technology Co. Ltd., Class A	43,500	155,296
Solvay SA	723	89,981
Songwon Industrial Co. Ltd.	1,985	35,935
Stepan Co.	2,018	256,508
Sumitomo Chemical Co. Ltd.	3,900	20,234
Taiyo Nippon Sanso Corp.	1,600	30,506
Tata Chemicals Ltd.	5,107	52,721
Toray Industries, Inc.	1,200	7,747
Trinseo SA	5,013	319,178
Umicore SA	594	31,514
UPL Ltd.	22,959	202,506
Valvoline, Inc.	295	7,691
Wanhua Chemical Group Co. Ltd., Class A	10,000	161,839
Westlake Chemical Corp.	24	2,131
WR Grace & Co.	50	2,993

		15,432,949

Security	Shares	Value

Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	7,511	$383,136
ACCO Brands Corp.	21,440	180,954
Brambles Ltd.	14,469	116,717
BrightView Holdings, Inc.(a)(b)	11,209	189,096
Brink’s Co.	5,073	401,934
Cimpress PLC(a)	1,754	175,628
Cintas Corp.	1,296	442,338
Clean Harbors, Inc.(a)	76	6,389
Compx International, Inc.	266	4,791
Copart, Inc.(a)	9,122	990,740
CoreCivic, Inc.	6,744	61,033
Country Garden Services Holdings Co. Ltd.	28,000	285,389
Dai Nippon Printing Co. Ltd.	2,300	48,244
Deluxe Corp.(b)	3,771	158,231
Herman Miller, Inc.	8,389	345,207
IAA, Inc.(a)	9,539	525,980
KAR Auction Services, Inc.	11,459	171,885
Kimball International, Inc., Class B	20,574	288,036
Matthews International Corp., Class A	7,866	311,100
Montrose Environmental Group Inc.(a)	1,638	82,211
MSA Safety, Inc.	381	57,158
Pitney Bowes, Inc.	8,044	66,283
Rentokil Initial PLC(a)	13,266	88,569
Republic Services, Inc.	2,223	220,855
Rollins, Inc.	3,415	117,544
Secom Co. Ltd.	400	33,721
Securitas AB, B Shares	5,890	100,175
Steelcase, Inc., Class A(b)	18,636	268,172
Stericycle, Inc.(a)	177	11,949
Tetra Tech, Inc.	4,332	587,939
Toppan Printing Co. Ltd	2,200	37,297
Viad Corp.	1,718	71,726
Waste Connections, Inc.(b)	1,759	189,937
Waste Management, Inc.	2,954	381,125

		7,401,489

Communications Equipment — 0.4%
Addsino Co. Ltd., Class A	17,000	47,965
Applied Optoelectronics, Inc.(a)	5,073	42,410
BYD Electronic International Co. Ltd.	10,000	58,948
Calix, Inc.(a)	5,299	183,663
Casa Systems, Inc.(a)(b)	9,329	88,905
Ciena Corp.(a)(b)	1,064	58,222
Cisco Systems, Inc.	35,946	1,858,768
CommScope Holding Co., Inc.(a)	151	2,319
Extreme Networks, Inc.(a)	11,307	98,936
Hengtong Optic-Electric Co. Ltd., Class A	7,100	13,292
Infinera Corp.(a)(b)	3,083	29,689
Lumentum Holdings, Inc.(a)(b)	548	50,060
NETGEAR, Inc.(a)	3,477	142,905
Nokia OYJ(a)	17,714	70,743
Plantronics, Inc.	2,131	82,917
Telefonaktiebolaget LM Ericsson, B Shares	3,247	43,040
Tessco Technologies, Inc.	393	2,845
Ubiquiti, Inc.	4	1,193
ViaSat, Inc.(a)	51	2,452
Viavi Solutions, Inc.(a)	3,967	62,282
ZTE Corp., Class A	22,886	102,865
ZTE Corp., Class H	37,400	95,594

		3,140,013

Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA	1,089	36,193

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
AECOM(a)	363	$23,272
Aegion Corp.(a)	1,645	47,294
Ameresco, Inc., Class A(a)	2,667	129,696
API Group Corp.(a)(c)	7,436	153,776
China Conch Venture Holdings Ltd.	36,000	169,612
China Railway Group Ltd., Class A	136,800	123,309
Comfort Systems USA, Inc.	1,428	106,772
Dycom Industries, Inc.(a)	405	37,604
EMCOR Group, Inc.	12,722	1,426,899
Ferrovial SA	5,275	137,841
Fluor Corp.	7,374	170,266
Hochtief AG	924	82,724
Hyundai Engineering & Construction Co. Ltd.	2,179	85,196
Kalpataru Power Transmission Ltd.	18,880	97,555
KEC International Ltd.	16,035	90,582
Larsen & Toubro Ltd.	18,416	358,945
MasTec, Inc.(a)(b)	8,111	760,001
Matrix Service Co.(a)	6,515	85,412
MYR Group, Inc.(a)	3,594	257,582
Obayashi Corp.	4,200	38,552
Primoris Services Corp.	8,572	283,990
Quanta Services, Inc.(b)	2,649	233,059
Sino-Thai Engineering & Construction PCL	117,600	59,602
Tutor Perini Corp.(a)	4,267	80,860
Valmont Industries, Inc.	35	8,318
Vinci SA	913	93,511
WillScot Mobile Mini Holdings Corp.(a)	19,179	532,217

		5,710,640

Construction Materials — 0.3%
Ambuja Cements Ltd.	44,605	188,929
Cemex SAB de CV(a)	264,706	186,749
China National Building Material Co. Ltd., Class H	124,000	179,640
China Resources Cement Holdings Ltd.	132,000	148,898
CRH PLC	2,292	107,258
Eagle Materials, Inc.	72	9,677
Forterra, Inc.(a)	1,145	26,621
HeidelbergCement AG	1,340	121,750
James Hardie Industries PLC	1,659	50,141
LafargeHolcim Ltd., Registered Shares	4,133	243,041
Martin Marietta Materials, Inc.	220	73,880
Siam Cement PCL, NVDR	53,500	684,502
Summit Materials, Inc., Class A(a)(b)	8,000	224,160
Taiheiyo Cement Corp.	600	15,810
US Concrete, Inc.(a)(b)	2,153	157,858
Vulcan Materials Co.	483	81,506

		2,500,420

Consumer Finance — 0.5%
Ally Financial, Inc.	16,061	726,118
American Express Co.	12,512	1,769,697
Bajaj Finance Ltd.	3,227	228,460
Capital One Financial Corp.	1,656	210,693
Credit Acceptance Corp.(a)	12	4,323
Discover Financial Services	1,136	107,909
Encore Capital Group, Inc.(a)(b)	2,153	86,615
Enova International, Inc.(a)	1,686	59,819
Ezcorp, Inc., Class A(a)	3,841	19,090
FirstCash, Inc.	3,957	259,856
Green Dot Corp., Class A(a)	1,368	62,641
Isracard Ltd.	1	3
LendingClub Corp.(a)	6,502	107,413
LendingTree, Inc.(a)	11	2,343

Security	Shares	Value

Consumer Finance (continued)
Nelnet, Inc., Class A	867	$63,066
OneMain Holdings, Inc.	93	4,996
Oportun Financial Corp.(a)	1,092	22,615
PRA Group, Inc.(a)	4,729	175,304
PROG Holdings, Inc.	5,832	252,467
Regional Management Corp.	1,681	58,263
SLM Corp.	732	13,154
Synchrony Financial	2,157	87,704

		4,322,549

Containers & Packaging — 0.3%
Amcor PLC	12,642	147,659
AptarGroup, Inc.(b)	2,260	320,174
Ardagh Group SA	56	1,423
Avery Dennison Corp.	911	167,305
Ball Corp.	3,086	261,508
Berry Global Group, Inc.(a)	293	17,990
Crown Holdings, Inc.(b)	5,929	575,350
Graphic Packaging Holding Co.	413	7,500
International Paper Co.	718	38,822
Myers Industries, Inc.	1,028	20,313
Packaging Corp. of America	592	79,612
Ranpak Holdings Corp.(a)	2,607	52,296
Sealed Air Corp.	2,281	104,515
Silgan Holdings, Inc.	62	2,606
Smurfit Kappa Group PLC	508	23,836
Sonoco Products Co.	196	12,407
Westrock Co.	4,151	216,060

		2,049,376

Distributors — 0.1%
Genuine Parts Co.	2,226	257,303
LKQ Corp.(a)	4,505	190,697
Pool Corp.	1,883	650,087

		1,098,087

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	2,150	368,617
Chegg, Inc.(a)(b)	695	59,534
Cogna Educacao(a)	109,605	77,501
frontdoor, Inc.(a)	132	7,095
Graham Holdings Co., Class B	306	172,107
Grand Canyon Education, Inc.(a)	75	8,033
GSX Techedu, Inc., ADR(a)(b)	619	20,972
H&R Block, Inc.	1,928	42,030
New Oriental Education & Technology Group, Inc.(a)	2,300	31,857
New Oriental Education & Technology Group, Inc., ADR(a)	53,483	748,762
Offcn Education Technology Co. Ltd., Class A	17,800	76,700
Perdoceo Education Corp.(a)	3,637	43,499
Service Corp. International	387	19,756
Strategic Education, Inc.	3,010	276,649
Stride, Inc.(a)	1,515	45,617
TAL Education Group, ADR(a)(b)	10,444	562,409
Terminix Global Holdings, Inc.(a)(b)	6,304	300,512
Universal Technical Institute, Inc.(a)(b)	5,992	34,993
WW International, Inc.(a)	3,092	96,718

		2,993,361

Diversified Financial Services — 0.6%
Alerus Financial Corp.	2,021	60,185
AMP Ltd.	8,263	7,967
Berkshire Hathaway, Inc., Class B(a)	9,100	2,324,777
Cannae Holdings, Inc.(a)	12,537	496,716
Equitable Holdings, Inc.	2,124	69,285

8

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
EXOR NV	214	$18,049
FirstRand Ltd.(b)	112,893	394,528
Groupe Bruxelles Lambert SA	387	40,034
Jefferies Financial Group, Inc.	659	19,836
L&T Finance Holdings Ltd.	87,411	115,218
M&G PLC	5,424	15,500
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,900	11,485
ORIX Corp.	4,200	71,034
Voya Financial, Inc.(b)	17,954	1,142,593
Yuanta Financial Holding Co. Ltd.	69,000	54,511

		4,841,718

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	48,515	1,468,549
ATN International, Inc.	654	32,124
Bandwidth, Inc., Class A(a)(b)	873	110,644
BT Group PLC(a)	28,702	61,230
Cellnex Telecom SA(c)	528	30,438
Cogent Communications Holdings, Inc.	2,102	144,534
Deutsche Telekom AG, Registered Shares	7,457	150,284
Emirates Telecommunications Group Co. PJSC	62,416	367,718
Hellenic Telecommunications Organization SA	3,572	57,314
IDT Corp., Class B(a)	6,071	137,569
Iridium Communications, Inc.(a)	2,194	90,503
KT Corp., ADR(a)(b)	41,764	519,544
LG Uplus Corp.	6,218	67,471
Liberty Latin America Ltd., Class C(a)	10,107	131,189
Lumen Technologies, Inc.	5,067	67,644
Nippon Telegraph & Telephone Corp.	1,500	38,703
Ooma, Inc.(a)	6,637	105,196
Orange SA	4,387	53,986
Radius Global Infrastructure, Inc., Class A(a)	11,473	168,653
Swisscom AG, Registered Shares	42	22,534
Telefonica Brasil SA	6,138	48,233
Telefonica Brasil SA, ADR(b)	13,435	105,733
Telefonica SA	13,905	62,515
Telekom Malaysia Bhd	125,800	186,066
Telkom Indonesia Persero Tbk PT	1,123,200	265,115
Telkom Indonesia Persero Tbk PT, ADR	6,755	159,688
Telkom SA SOC Ltd.	36,963	105,966
Verizon Communications, Inc.	23,140	1,345,591
Vonage Holdings Corp.(a)	7,580	89,596

		6,194,330

Electric Utilities — 0.9%
AusNet Services	22,075	30,855
Avangrid, Inc.	1,859	92,597
CPFL Energia SA	23,822	128,746
Edison International	4,448	260,653
EDP - Energias do Brasil SA	82,407	289,738
Electricite de France SA(a)	3,334	44,723
Elia Group SA/NV	420	46,254
Enel SpA	27,741	275,949
Energisa SA	12,001	96,415
Eversource Energy	8,006	693,240
Exelon Corp.	10,053	439,718
Fortum OYJ	4,715	125,933
Hawaiian Electric Industries, Inc.	144	6,398
Iberdrola SA	26,806	345,983
IDACORP, Inc.	925	92,472
Korea Electric Power Corp.	5,843	119,874
Light SA(a)	20,245	72,439
NextEra Energy, Inc.	20,018	1,513,561
Orsted A/S(c)	900	145,319

Security	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corp.	1,522	$123,815
PNM Resources, Inc.	2,517	123,459
Portland General Electric Co.	4,255	201,985
Red Electrica Corp. SA	138	2,448
SSE PLC	5,222	104,706
Tenaga Nasional Bhd	245,800	600,363
Terna Rete Elettrica Nazionale SpA	13,896	104,944
Verbund AG	478	34,721
Xcel Energy, Inc.	11,393	757,748

		6,875,056

Electrical Equipment — 0.8%
ABB Ltd., Registered Shares	3,561	108,331
Acuity Brands, Inc.(b)	453	74,745
Amara Raja Batteries Ltd.	6,819	79,853
AMETEK, Inc.	883	112,786
Atkore, Inc.(a)	1,491	107,203
Bizlink Holding, Inc.	18,000	169,198
Bloom Energy Corp., Class A(a)(b)	6,818	184,427
Contemporary Amperex Technology Co. Ltd., Class A	4,500	223,321
East Group Co. Ltd., Class A	10,700	10,513
Eaton Corp. PLC	1,802	249,181
Emerson Electric Co.	2,836	255,864
EnerSys	400	36,320
FuelCell Energy, Inc.(a)	12,580	181,278
Generac Holdings, Inc.(a)	1,226	401,454
Guoxuan High-Tech Co. Ltd., Class A(a)	2,900	16,015
Havells India Ltd.	10,694	154,017
Hongfa Technology Co. Ltd., Class A	5,800	43,787
Hubbell, Inc.	130	24,296
Legrand SA	1,064	98,854
LS Electric Co. Ltd.	1,787	96,585
Mitsubishi Electric Corp.	7,200	110,038
NARI Technology Co. Ltd., Class A	8,200	39,068
Nidec Corp.	1,100	134,121
nVent Electric PLC	227	6,336
Plug Power, Inc.(a)	25,009	896,322
Prysmian SpA	1,250	40,588
Regal Beloit Corp.	78	11,129
Rockwell Automation, Inc.	1,663	441,427
Schneider Electric SE	1,441	219,515
Sensata Technologies Holding PLC(a)	852	49,373
Shanghai Electric Group Co. Ltd., Class A(a)	22,200	18,807
Shanghai Electric Group Co. Ltd., Class H(a)	216,000	77,895
Siemens Energy AG(a)	862	30,943
Siemens Gamesa Renewable Energy SA	559	21,680
Sungrow Power Supply Co. Ltd., Class A	11,200	123,641
Sunrun, Inc.(a)(b)	11,702	707,737
Teco Electric and Machinery Co., Ltd.	145,000	164,789
TPI Composites, Inc.(a)(b)	4,208	237,457
Vertiv Holdings Co.	323	6,460
Vestas Wind Systems A/S	882	181,945
Voltronic Power Technology Corp.	1,000	39,002
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	9,900	21,528
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	55,400	105,112
Zhejiang Chint Electrics Co. Ltd., Class A	4,100	22,743
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,200	42,017

		6,377,701

Electronic Equipment, Instruments & Components — 1.5%
AU Optronics Corp.(a)	561,000	418,516
Avnet, Inc.	115	4,774

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.	5,398	$166,906
BOE Technology Group Co. Ltd., Class A	337,600	323,691
Cheng Uei Precision Industry Co. Ltd.	30,000	50,717
Chroma ATE Inc.	14,000	93,275
Cognex Corp.	244	20,250
Coherent, Inc.(a)	46	11,633
Corning, Inc.	2,474	107,644
Delta Electronics, Inc.	98,000	999,463
Dolby Laboratories, Inc., Class A	123	12,143
ePlus, Inc.(a)	4,446	442,999
FARO Technologies, Inc.(a)	2,949	255,295
Flex Ltd.(a)	18,337	335,750
FLEXium Interconnect, Inc.	41,000	181,264
FLIR Systems, Inc.	275	15,529
GoerTek, Inc., Class A	61,000	253,949
Halma PLC	722	23,621
Hamamatsu Photonics KK	1,100	65,169
Hitachi Ltd.	2,400	108,788
Hon Hai Precision Industry Co. Ltd.	232,000	1,017,718
II-VI, Inc.(a)(b)	4,566	312,177
Innolux Corp.	336,000	250,758
Insight Enterprises, Inc.(a)(b)	6,037	576,051
Iteris, Inc.(a)	9,233	56,968
Itron, Inc.(a)(b)	6,236	552,821
Jabil, Inc.	306	15,961
Keyence Corp.	400	182,302
Kingboard Holdings Ltd.	32,500	175,902
Knowles Corp.(a)	17,562	367,397
Kyocera Corp.	1,500	95,445
Largan Precision Co. Ltd.	4,000	452,402
LG Display Co. Ltd.(a)	6,693	135,592
LG Innotek Co. Ltd.	397	72,566
Littelfuse, Inc.	45	11,900
Methode Electronics, Inc.	6,578	276,144
Murata Manufacturing Co. Ltd.	600	48,297
National Instruments Corp.	4,404	190,187
nLight, Inc.(a)	1,391	45,068
Novanta, Inc.(a)	1,645	216,959
Omron Corp.	600	46,999
OSI Systems, Inc.(a)	7,751	744,871
PAR Technology Corp.(a)(b)	1,432	93,667
PC Connection, Inc.	5,458	253,197
Rogers Corp.(a)	395	74,343
Samsung Electro-Mechanics Co. Ltd.	1,231	205,474
Samsung SDI Co. Ltd.	1,219	716,799
ScanSource, Inc.(a)	9,043	270,838
Sunny Optical Technology Group Co. Ltd.	13,200	303,259
SYNNEX Corp.	55	6,316
TDK Corp.	300	41,762
TE Connectivity Ltd.	149	19,237
TPK Holding Co. Ltd.(a)	112,000	197,287
Trimble, Inc.(a)	309	24,037
Unimicron Technology Corp.	39,000	126,088
Vontier Corp.(a)	258	7,810
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	10,300	124,721
Zebra Technologies Corp., Class A(a)	38	18,437

		12,219,133

Energy Equipment & Services — 0.4%
Archrock, Inc.	5,878	55,782
Aspen Aerogels, Inc.(a)	1,637	33,297
Baker Hughes, Inc.	174	3,760

Security	Shares	Value

Energy Equipment & Services (continued)
Cactus, Inc., Class A	2,516	$77,040
ChampionX Corp.(a)	15,290	332,252
Frank’s International NV(a)	15,268	54,201
Helix Energy Solutions Group, Inc.(a)	21,289	107,510
Helmerich & Payne, Inc.	95	2,561
Liberty Oilfield Services, Inc., Class A	5,832	65,843
Natural Gas Services Group, Inc.(a)(b)	3,703	34,956
Newpark Resources, Inc.(a)	5,681	17,838
NOV, Inc.	792	10,866
Oceaneering International, Inc.(a)	12,801	146,188
Oil States International, Inc.(a)	8,695	52,431
Patterson-UTI Energy, Inc.	8,502	60,619
ProPetro Holding Corp.(a)	4,104	43,749
Schlumberger NV	60,197	1,636,757
Smart Sand, Inc.(a)(b)	600	1,518
TechnipFMC PLC(b)	23,971	185,056
Tenaris SA	791	8,945
Transocean Ltd.(a)(b)	35,104	124,619
U.S. Silica Holdings, Inc.	6,856	84,260

		3,140,048

Entertainment — 1.1%
Activision Blizzard, Inc.	2,414	224,502
AMC Entertainment Holdings, Inc., Class A(b)	21,526	219,780
Bilibili, Inc., ADR(a)(b)	2,901	310,581
Cinemark Holdings, Inc.(b)	7,299	148,973
Electronic Arts, Inc.	3,116	421,813
Eros STX Global Corp.(a)	46,305	83,812
Gaia, Inc.(a)	4,042	48,059
Glu Mobile, Inc.(a)	8,969	111,933
IMAX Corp.(a)	5,451	109,565
Liberty Media Corp.-Liberty Formula One, Class A(a)	76	2,905
Liberty Media Corp.-Liberty Formula One, Class C(a)	260	11,255
Lions Gate Entertainment Corp., Class A(a)	182	2,721
Lions Gate Entertainment Corp., Class B(a)	7,844	101,188
Live Nation Entertainment, Inc.(a)	134	11,343
Madison Square Garden Sports Corp.(a)	21	3,769
Marcus Corp.	1,697	33,923
NCSoft Corp.	338	261,255
NetEase, Inc., ADR	11,905	1,229,310
Netflix, Inc.(a)	2,643	1,378,747
Nexon Co. Ltd.	700	22,714
NHN Corp.(a)	1,485	95,408
Nintendo Co. Ltd.	200	112,727
Roku, Inc.(a)	1,269	413,402
SM Entertainment Co. Ltd.(a)	1,877	49,304
Spotify Technology SA(a)	942	252,409
Studio Dragon Corp.(a)	601	53,246
Take-Two Interactive Software, Inc.(a)	334	59,018
Ubisoft Entertainment SA(a)	150	11,401
Vivendi SE	1,738	57,048
Walt Disney Co.(a)	15,647	2,887,184
World Wrestling Entertainment, Inc., Class A	14	760
Zynga, Inc., Class A(a)	31,278	319,348

		9,049,403

Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	13,910	263,873
Agree Realty Corp.	2,012	135,428
Alexander & Baldwin, Inc.	14,000	235,060
Alexandria Real Estate Equities, Inc.	514	84,450
Alpine Income Property Trust, Inc.	3,002	52,115
American Assets Trust, Inc.	2,348	76,169

10

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	256	$11,052
American Homes Rent, Class A	627	20,904
American Tower Corp.	1,480	353,809
Americold Realty Trust	434	16,696
Apartment Income REIT Corp.	294	12,571
Apartment Investment and Management Co., Class A	20,220	124,151
Apple Hospitality REIT, Inc.	138	2,011
Armada Hoffler Properties, Inc.	5,752	72,130
AvalonBay Communities, Inc.	549	101,296
Boston Properties, Inc.	806	81,616
Braemar Hotels & Resorts, Inc.(a)	2,591	15,727
British Land Co. PLC	770	5,357
Brixmor Property Group, Inc.	7,289	147,456
Broadstone Net Lease, Inc.(b)	18,412	336,940
Brookfield Property REIT, Inc., Class A	3,943	70,777
Camden Property Trust	414	45,503
CareTrust REIT, Inc.	6,309	146,905
City Office REIT, Inc.	8,692	92,309
Clipper Realty, Inc.	10,412	82,463
Colony Capital, Inc.(b)	54,820	355,234
CorEnergy Infrastructure Trust, Inc.(b)	5,000	35,350
CorePoint Lodging, Inc.	15,213	137,373
CoreSite Realty Corp.	69	8,270
Corporate Office Properties Trust	69	1,817
Cousins Properties, Inc.	258	9,120
Covivio	169	14,454
Crown Castle International Corp.	1,378	237,195
CTO Realty Growth, Inc.	401	20,856
CubeSmart	409	15,472
CyrusOne, Inc.	278	18,826
Dexus	2,732	20,314
DiamondRock Hospitality Co.(a)	17,386	179,076
Digital Realty Trust, Inc.	961	135,347
Diversified Healthcare Trust	11,883	56,801
Douglas Emmett, Inc.	297	9,326
Duke Realty Corp.	1,425	59,750
Easterly Government Properties, Inc.	16,887	350,067
EPR Properties	74	3,448
Equinix, Inc.	2,083	1,415,586
Equity Commonwealth	103	2,863
Equity LifeStyle Properties, Inc.	932	59,312
Equity Residential	1,501	107,517
Essential Properties Realty Trust, Inc.	2,437	55,637
Essex Property Trust, Inc.	249	67,688
Extra Space Storage, Inc.	415	55,008
Federal Realty Investment Trust	168	17,044
Fibra Uno Administracion SA de CV	57,464	67,165
First Industrial Realty Trust, Inc.	9,815	449,429
Four Corners Property Trust, Inc.	15,449	423,303
Gaming and Leisure Properties, Inc.	512	21,724
Gecina SA	116	15,968
Global Net Lease, Inc.	7,857	141,897
GLP J-Reit	4	6,573
Goodman Group	2,690	37,144
GPT Group	5,319	18,659
Growthpoint Properties Ltd.	86,997	77,802
Healthcare Trust of America, Inc., Class A	420	11,584
Healthpeak Properties, Inc.(b)	2,628	83,413
Highwoods Properties, Inc.	148	6,355
Host Hotels & Resorts, Inc.	2,663	44,872
Hudson Pacific Properties, Inc.	200	5,426
Invitation Homes, Inc.	957	30,614
Iron Mountain, Inc.	1,008	37,306

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.(b)	4,692	$83,424
Japan Real Estate Investment Corp.	3	17,728
Japan Retail Fund Investment Corp.	12	12,294
JBG SMITH Properties	153	4,864
Kilroy Realty Corp.	10,120	664,176
Kimco Realty Corp.	918	17,212
Klepierre SA	715	16,642
Lamar Advertising Co., Class A	192	18,033
Land Securities Group PLC	1,607	15,280
Life Storage, Inc.	141	12,119
Link REIT	5,700	52,005
Macerich Co.(b)	22,771	266,421
Medical Properties Trust, Inc.	2,503	53,264
Mid-America Apartment Communities, Inc.	402	58,033
Mirvac Group	8,323	15,877
National Retail Properties, Inc.	374	16,482
National Storage Affiliates Trust	12,758	509,427
NexPoint Residential Trust, Inc.	1,062	48,948
Nippon Building Fund, Inc.	4	23,571
Nippon Prologis REIT, Inc.	4	12,862
Nomura Real Estate Master Fund, Inc.	6	9,034
Omega Healthcare Investors, Inc.	1,106	40,513
Orix JREIT, Inc.	8	13,934
Outfront Media, Inc.	116	2,532
Park Hotels & Resorts, Inc.	403	8,697
Pebblebrook Hotel Trust	8,207	199,348
Pennsylvania Real Estate Investment Trust	18,057	34,669
Plymouth Industrial REIT, Inc.	3,983	67,114
Postal Realty Trust Inc.	3,951	67,878
Preferred Apartment Communities, Inc., Class A	3,692	36,366
Prologis, Inc.	12,382	1,312,492
Public Storage	522	128,809
QTS Realty Trust, Inc., Class A	5,319	329,991
Rayonier, Inc.	189	6,095
Realty Income Corp.	1,546	98,171
Regency Centers Corp.	4,442	251,906
Retail Properties of America, Inc., Class A	4,476	46,908
Retail Value, Inc.	10,828	202,592
Rexford Industrial Realty, Inc.	238	11,995
RPT Realty	14,964	170,739
Ryman Hospitality Properties, Inc.	3,066	237,646
Saul Centers, Inc.	657	26,352
SBA Communications Corp.	418	116,016
Scentre Group	12,878	27,728
Segro PLC	1,779	22,990
Seritage Growth Properties, Class A(a)	3,703	67,950
Simon Property Group, Inc.	2,036	231,636
SITE Centers Corp.	23,436	317,792
SL Green Realty Corp.(b)	1,253	87,697
Spirit Realty Capital, Inc.	161	6,842
STAG Industrial, Inc.	1,912	64,262
Stockland	2,861	9,604
STORE Capital Corp.	537	17,989
Sun Communities, Inc.	454	68,118
Tanger Factory Outlet Centers, Inc.	1,950	29,503
Terreno Realty Corp.	6,832	394,685
UDR, Inc.	1,299	56,974
Unibail-Rodamco-Westfield(a)	384	30,681
United Urban Investment Corp.	7	9,421
Uniti Group, Inc.	12,696	140,037
Ventas, Inc.	1,426	76,063
VEREIT Inc.	1,400	54,068
VICI Properties, Inc.	2,292	64,726

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	5,630	$7,117
Vornado Realty Trust	1,218	55,285
Weingarten Realty Investors	98	2,637
Welltower, Inc.	1,473	105,511
Weyerhaeuser Co.	2,548	90,709
WP Carey, Inc.	1,040	73,590

		14,966,827

Food & Staples Retailing — 1.1%
Aeon Co. Ltd.	900	26,883
Andersons, Inc.	557	15,251
Bid Corp. Ltd.(a)	2,948	57,148
BJ’s Wholesale Club Holdings, Inc.(a)(b)	7,127	319,717
Carrefour SA	1,846	33,423
Chefs’ Warehouse, Inc.(a)	3,083	93,908
Clicks Group Ltd.	16,052	261,443
Coles Group Ltd.	3,542	43,193
Cosmos Pharmaceutical Corp.	100	15,600
Costco Wholesale Corp.	9,945	3,505,414
Grocery Outlet Holding Corp.(a)	65	2,398
Jeronimo Martins SGPS SA	4,312	72,563
Koninklijke Ahold Delhaize NV	6,502	181,359
Kroger Co.	9,912	356,733
Lawson, Inc.	500	24,535
Migros Ticaret(a)	10,864	46,134
Performance Food Group Co.(a)	12,063	694,950
President Chain Store Corp.	25,000	239,081
PriceSmart, Inc.	2,839	274,673
Rite Aid Corp.(a)(b)	4,937	101,011
Shoprite Holdings Ltd.	14,452	153,742
SpartanNash Co.	1,931	37,906
Sprouts Farmers Market, Inc.(a)	65	1,730
Sun Art Retail Group Ltd.	121,500	99,671
Sysco Corp.	5,253	413,621
Tsuruha Holdings, Inc.	100	12,904
United Natural Foods, Inc.(a)	3,218	106,001
US Foods Holding Corp.(a)	507	19,327
Walgreens Boots Alliance, Inc.	7,717	423,663
Wal-Mart de Mexico SAB de CV	30,093	94,919
Walmart, Inc.	3,557	483,147
Weis Markets, Inc.	993	56,124
Welcia Holdings Co. Ltd.	700	24,017
Wm Morrison Supermarkets PLC	3,713	9,339
Woolworths Group Ltd.	2,956	92,062

		8,393,590

Food Products — 1.3%
Ajinomoto Co., Inc.	1,400	28,698
Archer-Daniels-Midland Co.	1,724	98,268
Associated British Foods PLC(a)	549	18,240
AVI Ltd.	12,105	61,181
B&G Foods, Inc.	1,739	54,013
Barry Callebaut AG, Registered Shares	57	129,053
Beyond Meat, Inc.(a)(b)	122	15,875
BRF SA(a)	21,582	96,701
BRF SA, ADR(a)	27,199	122,123
Bunge Ltd.	577	45,739
China Mengniu Dairy Co. Ltd.	52,000	299,559
Chocoladefabriken Lindt & Spruengli AG	3	26,134
Chongqing Fuling Zhacai Group Co. Ltd., Class A	13,600	87,349
Conagra Brands, Inc.	630	23,688
Dali Foods Group Co. Ltd.(c)	89,500	50,881
Danone SA	1,756	120,195
Darling Ingredients, Inc.(a)	8,941	657,879

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	283	$6,735
Freshpet, Inc.(a)(b)	3,924	623,170
Fu Jian Anjoy Foods Co. Ltd., Class A	2,200	70,101
General Mills, Inc.	12,188	747,368
Grupo Bimbo SAB de CV, Series A	117,410	246,429
Hain Celestial Group, Inc.(a)	97	4,229
Hershey Co.(b)	6,779	1,072,167
Hostess Brands, Inc.(a)	21,397	306,833
Ingredion, Inc.	130	11,690
J.M. Smucker Co.(b)	2,235	282,795
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	9,600	71,001
Kellogg Co.(b)	13,826	875,186
Kerry Group PLC, Class A	428	53,452
Kikkoman Corp.	800	47,708
Landec Corp.(a)	3,788	40,153
M Dias Branco SA	40,426	220,493
McCormick & Co., Inc.	6,812	607,358
Mondelez International, Inc., Class A	5,169	302,542
Nestle India Ltd.	793	186,502
Nestle SA, Registered Shares	7,967	888,132
Nissin Foods Holdings Co. Ltd.	200	14,828
NongShim Co. Ltd.	211	52,920
Post Holdings, Inc.(a)	129	13,638
Sanderson Farms, Inc.	1,701	264,982
Sao Martinho SA	10,965	57,780
Simply Good Foods Co.(a)(b)	9,152	278,404
Tingyi Cayman Islands Holding Corp.	68,000	125,033
Tongwei Co. Ltd., Class A	17,900	90,075
Toyo Suisan Kaisha Ltd.	500	20,985
TreeHouse Foods, Inc.(a)	34	1,776
Tyson Foods, Inc., Class A	211	15,677
Uni-President China Holdings Ltd.	47,000	57,186
Uni-President Enterprises Corp.	274,000	703,609
Universal Robina Corp.	18,640	51,197
Vital Farms, Inc.(a)	6,366	139,033
Want Want China Holdings Ltd.	350,000	262,965
Yakult Honsha Co. Ltd.	600	30,359

		10,780,067

Gas Utilities — 0.4%
APA Group	8,455	64,558
Atmos Energy Corp.(b)	4,401	435,039
Brookfield Infrastructure Corp., Class A	2,169	165,647
China Resources Gas Group Ltd.	28,000	155,411
ENN Energy Holdings Ltd.	25,700	414,522
Hong Kong & China Gas Co. Ltd.	102,600	162,681
Korea Gas Corp.(a)	2,723	81,354
National Fuel Gas Co.	120	5,999
Naturgy Energy Group SA	3,404	83,578
New Jersey Resources Corp.	12,256	488,647
Osaka Gas Co. Ltd.	4,300	83,913
Snam SpA	18,035	99,985
South Jersey Industries, Inc.	2,218	50,082
Southwest Gas Holdings, Inc.	13,468	925,386
Spire, Inc.	773	57,117
Toho Gas Co. Ltd.	300	18,513
Tokyo Gas Co. Ltd.	2,700	60,153
UGI Corp.	3,662	150,179

		3,502,764

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	4,070	487,749
Accuray, Inc.(a)	25,128	124,384

12

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Alcon, Inc.(a)	1,108	$77,754
Align Technology, Inc.(a)	1,102	596,766
Alphatec Holdings, Inc.(a)	3,242	51,191
Ambu AS, B Shares	293	13,760
Asahi Intecc Co. Ltd.	300	8,281
AtriCure, Inc.(a)	4,773	312,727
Atrion Corp.	182	116,718
Axogen, Inc.(a)	1,935	39,203
Axonics Modulation Technologies, Inc.(a)	1,514	90,673
Baxter International, Inc.	902	76,075
Becton Dickinson and Co.	1,054	256,280
Boston Scientific Corp.(a)	3,055	118,076
Cantel Medical Corp.(a)	3,863	308,422
Cardiovascular Systems, Inc.(a)	5,620	215,471
Carl Zeiss Meditec AG	182	27,434
Cerus Corp.(a)	14,819	89,062
Coloplast A/S, Class B	298	44,803
CONMED Corp.	1,821	237,804
Cooper Cos., Inc.	18	6,914
CryoLife, Inc.(a)	2,991	67,537
CryoPort, Inc.(a)	1,814	94,346
Danaher Corp.	4,775	1,074,757
DENTSPLY SIRONA, Inc.	274	17,484
DexCom, Inc.(a)(b)	1,446	519,678
Edwards Lifesciences Corp.(a)	6,575	549,933
Envista Holdings Corp.(a)	5,967	243,454
GenMark Diagnostics, Inc.(a)	3,800	90,820
Glaukos Corp.(a)	1,064	89,302
Globus Medical, Inc., Class A(a)	122	7,524
GN Store Nord A/S	196	15,427
Haemonetics Corp.(a)	102	11,323
Hartalega Holdings Bhd	8,000	17,241
Heska Corp.(a)(b)	1,665	280,486
Hill-Rom Holdings, Inc.	2,534	279,956
Hologic, Inc.(a)	2,005	149,132
Hoya Corp.	800	94,157
ICU Medical, Inc.(a)(b)	26	5,341
IDEXX Laboratories, Inc.(a)	1,473	720,754
Inari Medical, Inc.(a)	446	47,722
Inogen, Inc.(a)	2,983	156,667
Insulet Corp.(a)	123	32,093
Integer Holdings Corp.(a)	1,871	172,319
Integra LifeSciences Holdings Corp.(a)	116	8,014
Intersect ENT, Inc.(a)	4,631	96,695
Intuitive Surgical, Inc.(a)	296	218,726
iRhythm Technologies, Inc.(a)	1,456	202,180
Koninklijke Philips NV(a)	1,614	92,039
LeMaitre Vascular, Inc.	3,557	173,510
LivaNova PLC(a)	3,144	231,807
Medtronic PLC	8,845	1,044,860
Mesa Laboratories, Inc.	418	101,783
Natus Medical, Inc.(a)	7,196	184,290
Neogen Corp.(a)	2,332	207,291
Nevro Corp.(a)	3,080	429,660
NuVasive, Inc.(a)	3,574	234,311
Olympus Corp.	2,600	53,934
OraSure Technologies, Inc.(a)	7,719	90,081
Ortho Clinical Diagnostics Holdings PLC(a)	1,578	30,448
Penumbra, Inc.(a)	106	28,681
Quidel Corp.(a)	293	37,484
ResMed, Inc.	174	33,759

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,269	$322,178
Shockwave Medical, Inc.(a)(b)	1,534	199,819
Siemens Healthineers AG(c)	1,387	75,178
Silk Road Medical, Inc.(a)(b)	2,124	107,581
Smith & Nephew PLC	1,898	36,033
Sonova Holding AG, Registered Shares(a)	106	28,098
STAAR Surgical Co.(a)(b)	1,738	183,203
STERIS PLC	127	24,191
Straumann Holding AG, Registered Shares	15	18,728
Stryker Corp.	777	189,262
Sysmex Corp.	300	32,383
Tactile Systems Technology, Inc.(a)	2,294	125,000
Tandem Diabetes Care, Inc.(a)(b)	306	27,005
Teleflex, Inc.	53	22,019
Terumo Corp.	1,600	57,901
Varex Imaging Corp.(a)	4,732	96,959
West Pharmaceutical Services, Inc.	209	58,892
Zimmer Biomet Holdings, Inc.	390	62,431
Zynex, Inc.(a)(b)	1,580	24,127

		13,227,541

Health Care Providers & Services — 1.6%
1Life Healthcare, Inc.(a)	7,897	308,615
Acadia Healthcare Co., Inc.(a)	148	8,457
AdaptHealth Corp.(a)(b)	3,303	121,418
Amedisys, Inc.(a)	76	20,124
AmerisourceBergen Corp.	6,022	711,017
AMN Healthcare Services, Inc.(a)	4,215	310,645
Anthem, Inc.	1,891	678,774
Cardinal Health, Inc.	7,984	485,028
Centene Corp.(a)	3,504	223,941
Chemed Corp.	34	15,634
Cigna Corp.	2,480	599,515
CorVel Corp.(a)	1,248	128,032
Covetrus, Inc.(a)(b)	6,211	186,144
CVS Health Corp.	6,975	524,729
DaVita, Inc.(a)	172	18,536
Encompass Health Corp.	218	17,854
Fresenius Medical Care AG & Co. KGaA	1,026	75,577
Fresenius SE & Co. KGaA	2,121	94,513
Fulgent Genetics, Inc.(a)(b)	690	66,668
Guardant Health, Inc.(a)	215	32,820
HCA Healthcare, Inc.	876	164,986
HealthEquity, Inc.(a)	1,956	133,008
Henry Schein, Inc.(a)	4,758	329,444
Humana, Inc.	868	363,909
IHH Healthcare Bhd	159,100	204,251
Innovage Holding Corp.(a)	4,654	120,027
Jinxin Fertility Group Ltd.(b)(c)	36,000	77,868
Joint Corp.(a)	1,917	92,725
Laboratory Corp. of America Holdings(a)	282	71,918
LHC Group, Inc.(a)	2,299	439,592
Magellan Health, Inc.(a)(b)	1,484	138,368
McKesson Corp.	5,976	1,165,559
MEDNAX, Inc.(a)	890	22,668
National Research Corp.	1,678	78,581
Netcare Ltd.(a)	267,308	258,072
Option Care Health, Inc.(a)	5,943	105,429
Owens & Minor, Inc.	4,342	163,216
Patterson Cos., Inc.(b)	11,755	375,572
PetIQ, Inc.(a)	4,495	158,494
Premier, Inc., Class A	164	5,551

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progyny, Inc.(a)	1,710	$76,112
Quest Diagnostics, Inc.	481	61,732
R1 RCM, Inc.(a)(b)	6,128	151,239
Select Medical Holdings Corp.(a)	5,605	191,130
Signify Health, Inc., Class A(a)	8,056	235,719
Sinopharm Group Co. Ltd., Class H	103,600	250,992
SOC Telemed, Inc.(a)	3,391	21,329
Tenet Healthcare Corp.(a)	5,181	269,412
U.S. Physical Therapy, Inc.	487	50,697
UnitedHealth Group, Inc.	6,543	2,434,454
Universal Health Services, Inc., Class B	313	41,751
Viemed Healthcare, Inc.(a)	3,773	38,183

		12,920,029

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	9,347	140,345
American Well Corp., Class A(a)(b)	53	921
Castlight Health, Inc., Class B(a)	33,058	49,918
Cerner Corp.	5,646	405,834
Certara, Inc.(a)(b)	7,222	197,161
Change Healthcare, Inc.(a)(b)	442	9,768
Evolent Health, Inc., Class A(a)	4,758	96,112
Health Catalyst, Inc.(a)	1,863	87,132
HealthStream, Inc.(a)	2,465	55,068
HMS Holdings Corp.(a)	5,899	218,116
Inovalon Holdings, Inc., Class A(a)	11,169	321,444
Inspire Medical Systems, Inc.(a)	1,496	309,657
M3, Inc.	1,000	68,648
NextGen Healthcare, Inc.(a)	5,232	94,699
Omnicell, Inc.(a)(b)	2,940	381,818
Phreesia, Inc.(a)	5,419	282,330
Schrodinger, Inc./United States(a)(b)	1,148	87,581
Tabula Rasa HealthCare, Inc.(a)	2,401	110,566
Teladoc Health, Inc.(a)	382	69,428
Veeva Systems, Inc., Class A(a)	348	90,911
Vocera Communications, Inc.(a)	5,319	204,569
Yidu Tech, Inc.(a)(c)	13,700	62,560

		3,344,586

Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.(a)	15,333	167,590
Airbnb, Inc., Class A(a)(b)	1,220	229,287
Aramark	6,352	239,979
Aristocrat Leisure Ltd.	1,033	27,101
Bally’s Corp.	520	33,790
Biglari Holdings, Inc., Class B(a)	397	52,706
Bloomin’ Brands, Inc.	6,607	178,719
Booking Holdings, Inc.(a)	126	293,560
Boyd Gaming Corp.(a)	824	48,583
Brinker International, Inc.	2,717	193,070
Caesars Entertainment, Inc.(a)	11,010	962,824
Carnival Corp.(b)	6,798	180,419
Century Casinos, Inc.(a)	2,317	23,796
Cheesecake Factory, Inc.(b)	6,801	397,927
Chipotle Mexican Grill, Inc.(a)	496	704,727
Choice Hotels International, Inc.	37	3,970
Churchill Downs, Inc.	2,621	596,068
Compass Group PLC(a)	3,940	79,603
Cracker Barrel Old Country Store, Inc.	1,489	257,418
Darden Restaurants, Inc.	1,179	167,418
Dave & Buster’s Entertainment, Inc.(a)	2,930	140,347
Dine Brands Global, Inc.	3,303	297,369
Domino’s Pizza, Inc.	227	83,488

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
DraftKings, Inc., Class A(a)(b)	1,536	$94,203
Everi Holdings, Inc.(a)	5,128	72,356
Expedia Group, Inc.	421	72,463
Extended Stay America, Inc.	100	1,975
Flutter Entertainment PLC(a)	353	75,722
GAN Ltd.(a)	645	11,739
Gourmet Master Co. Ltd.	19,000	116,729
Hilton Grand Vacations, Inc.(a)	4,523	169,567
Hilton Worldwide Holdings, Inc.	1,768	213,787
Hyatt Hotels Corp., Class A	22	1,819
International Game Technology PLC	21,686	348,060
Jack in the Box, Inc.	1,521	166,975
Jiumaojiu International Holdings Ltd.(a)(c)	22,000	88,196
Las Vegas Sands Corp.	3,947	239,820
Marriott International, Inc., Class A	1,761	260,822
Marriott Vacations Worldwide Corp.	1,965	342,264
McDonald’s Corp.	6,920	1,551,049
MGM Resorts International	7,004	266,082
Norwegian Cruise Line Holdings Ltd.(a)	903	24,914
Oriental Land Co. Ltd.	300	45,144
Penn National Gaming, Inc.(a)	10,505	1,101,344
Planet Fitness, Inc., Class A(a)(b)	169	13,064
RCI Hospitality Holdings, Inc.	320	20,349
Red Rock Resorts, Inc., Class A	1,609	52,437
Royal Caribbean Cruises Ltd.	1,835	157,094
Scientific Games Corp., Class A(a)	3,367	129,697
SeaWorld Entertainment, Inc.(a)	7,230	359,114
Shake Shack, Inc., Class A(a)(b)	3,212	362,217
Six Flags Entertainment Corp.	522	24,257
Sodexo SA(a)	245	23,473
Starbucks Corp.	4,922	537,827
Target Hospitality Corp.(a)	13,591	34,113
Texas Roadhouse, Inc.	6,643	637,329
Travel + Leisure Co.	7,161	437,967
Vail Resorts, Inc.	675	196,870
Wendy’s Co.	10,053	203,674
Wingstop, Inc.	3,356	426,783
Wyndham Hotels & Resorts, Inc.	5,113	356,785
Wynn Resorts Ltd.(b)	3,377	423,374
Yum China Holdings, Inc.	6,570	389,010
Yum! Brands, Inc.	1,795	194,183

		15,604,406

Household Durables — 0.8%
Arcelik(a)	15,142	61,568
Casio Computer Co. Ltd.	700	13,228
Casper Sleep, Inc.(a)	3,208	23,226
D.R. Horton, Inc.	3,130	278,946
Ethan Allen Interiors, Inc.	2,059	56,849
Garmin Ltd.	2,612	344,392
GoPro, Inc., Class A(a)	10,273	119,578
Green Brick Partners, Inc.(a)(b)	6,884	156,129
Hangzhou Robam Appliances Co. Ltd., Class A	30,200	168,340
Helen of Troy Ltd.(a)(b)	1,126	237,203
iRobot Corp.(a)(b)	4,678	571,558
KB Home	13,745	639,555
Leggett & Platt, Inc.	261	11,915
Lennar Corp., -B Shares	48	3,952
Lennar Corp., Class A	330	33,406
LG Electronics, Inc.	970	129,500
LGI Homes, Inc.(a)	1,736	259,202
Lovesac Co.(a)(b)	795	44,997
M/I Homes, Inc.(a)	1,208	71,357

14

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
MDC Holdings, Inc.	17,951	$1,066,319
Meritage Homes Corp.(a)	1,893	174,005
Mohawk Industries, Inc.(a)	1,074	206,541
Newell Brands, Inc.	4,130	110,601
Panasonic Corp.	4,500	58,272
PulteGroup, Inc.	1,062	55,691
Sekisui House Ltd.	700	15,057
Sonos, Inc.(a)	5,614	210,357
Sony Corp.	3,200	338,667
Taylor Morrison Home Corp.(a)	8,003	246,572
TCL Corp., Class A	39,400	56,404
TCL Electronics Holdings Ltd.	147,000	114,082
Tempur Sealy International, Inc.	396	14,478
Toll Brothers, Inc.	226	12,821
TopBuild Corp.(a)	1,475	308,909
Tupperware Brands Corp.(a)	1,770	46,746
Turtle Beach Corp.(a)	2,009	53,580
Universal Electronics, Inc.(a)	977	53,706
VOXX International Corp.(a)	1,418	27,027
Whirlpool Corp.	1,357	299,015

		6,693,751

Household Products — 0.4%
Central Garden & Pet Co.(a)(b)	788	45,712
Central Garden & Pet Co., Class A(a)(b)	8,121	421,399
Colgate-Palmolive Co.	19,556	1,541,599
Energizer Holdings, Inc.	32	1,519
Hindustan Unilever Ltd.	1,661	55,399
Kimberly-Clark Corp.	144	20,023
Kimberly-Clark de Mexico SAB de C.V., Class A	105,722	180,673
Pigeon Corp.	300	11,376
Procter & Gamble Co.	4,421	598,736
Reckitt Benckiser Group PLC	2,602	232,906
Spectrum Brands Holdings, Inc.	42	3,570
Unicharm Corp.	700	29,393

		3,142,305

Independent Power and Renewable Electricity Producers — 0.3%
Adani Green Energy Ltd.(a)	11,127	168,831
Atlantic Power Corp.(a)	7,858	22,710
Brookfield Renewable Corp., Class A	12,455	582,894
China Longyuan Power Group Corp. Ltd., Class H	74,000	101,066
China Yangtze Power Co. Ltd., Class A	25,700	83,997
Clearway Energy, Inc., Class A(b)	9,442	250,307
Clearway Energy, Inc., Class C	2,553	71,841
Datang International Power Generation Co. Ltd., Class H	550,000	87,790
Huaneng Power International, Inc., Class A	325,173	218,613
Omega Geracao SA(a)	11,676	81,523
Ormat Technologies, Inc.	2,640	207,319
Sunnova Energy International, Inc.(a)(b)	10,675	435,754
Uniper SE	2,001	72,483

		2,385,128

Industrial Conglomerates — 0.5%
3M Co.	2,001	385,553
Alfa SAB de CV, Class A	132,012	76,212
Carlisle Cos., Inc.	118	19,420
CK Hutchison Holdings Ltd.	17,500	139,813
Doosan Corp.	1,435	63,538
Far Eastern New Century Corp.	130,000	138,011
Honeywell International, Inc.	10,093	2,190,888
Roper Technologies, Inc.	1,226	494,495

Security	Shares	Value

Industrial Conglomerates (continued)
Samsung C&T Corp.	2,051	$226,849
Siemens Energy AG	2,006	329,609
Sime Darby Bhd	322,800	186,984
Smiths Group PLC	1,400	29,658
Toshiba Corp.	1,100	37,232

		4,318,262

Insurance — 2.0%
Admiral Group PLC	323	13,805
Aegon NV	3,857	18,326
Aflac, Inc.	3,254	166,540
Ageas SA	332	20,048
AIA Group Ltd.	29,000	354,866
Alleghany Corp.(a)	72	45,093
Allianz SE, Registered Shares	1,246	316,926
Allstate Corp.	6,927	795,912
American Equity Investment Life Holding Co.	2,087	65,803
American Financial Group, Inc.	130	14,833
American International Group, Inc.	2,282	105,451
American National Group, Inc.	525	56,632
Aon PLC, Class A	798	183,628
Arch Capital Group Ltd.(a)	1,931	74,092
Argo Group International Holdings Ltd.	1,487	74,826
Arthur J. Gallagher & Co.	672	83,845
Assicurazioni Generali SpA(a)	1,146	22,896
Assurant, Inc.	115	16,304
Athene Holding Ltd., Class A(a)	7,770	391,608
Aviva PLC	8,988	50,663
AXA SA	4,820	129,389
Axis Capital Holdings Ltd.	110	5,453
Baloise Holding AG, Registered Shares	179	30,439
Brighthouse Financial, Inc.(a)	108	4,779
Brown & Brown, Inc.	924	42,236
BRP Group, Inc., Class A(a)	1,303	35,507
Cathay Financial Holding Co. Ltd.	37,000	62,304
China Life Insurance Co. Ltd., Class H	164,000	340,823
China Pacific Insurance Group Co. Ltd., Class H	63,800	252,525
Cincinnati Financial Corp.	569	58,658
Citizens, Inc.(a)(b)	3,956	22,905
CNO Financial Group, Inc.	1,519	36,897
Crawford & Co., Class A	10,361	110,345
Dai-ichi Life Holdings, Inc.	2,900	49,851
Donegal Group, Inc., Class A	1,369	20,343
eHealth, Inc.(a)	1,543	112,222
Erie Indemnity Co., Class A	72	15,906
Everest Re Group Ltd.	206	51,049
FedNat Holding Co.	4,457	20,636
Fidelity National Financial, Inc.	881	35,821
First American Financial Corp.	7,221	409,070
Genworth Financial, Inc., Class A(a)	31,664	105,125
Globe Life, Inc.	156	15,074
Greenlight Capital Re Ltd., Class A(a)	2,547	22,159
Hannover Rueck SE	152	27,756
Hanover Insurance Group, Inc.	1,577	204,158
Hartford Financial Services Group, Inc.	1,032	68,927
HCI Group, Inc.	791	60,765
HDFC Life Insurance Co. Ltd.(a)(c)	26,415	252,096
Heritage Insurance Holdings, Inc.	11,085	122,822
Hyundai Marine & Fire Insurance Co. Ltd.	6,876	148,976
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	10,152	61,986
Insurance Australia Group Ltd.	3,299	11,752
Investors Title Co.	307	50,962

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Japan Post Holdings Co. Ltd.	6,800	$60,603
Kemper Corp.	99	7,892
Kinsale Capital Group, Inc.	1,121	184,741
Legal & General Group PLC	13,934	53,500
Lincoln National Corp.	542	33,750
Loews Corp.	2,008	102,970
Markel Corp.(a)	59	67,238
Marsh & McLennan Cos., Inc.	9,661	1,176,710
MetLife, Inc.	18,433	1,120,542
MS&AD Insurance Group Holdings, Inc.	1,300	38,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	406	125,035
NN Group NV	815	39,757
Old Mutual Ltd.	311,158	266,262
Old Republic International Corp.	547	11,947
PICC Property & Casualty Co. Ltd., Class H	289,000	251,458
Ping An Insurance Group Co. of China Ltd., Class A	36,200	435,237
Ping An Insurance Group Co. of China Ltd., Class H	137,500	1,644,686
Porto Seguro SA	16,375	136,675
Primerica, Inc.	74	10,939
Principal Financial Group, Inc.	761	45,630
Progressive Corp.	8,818	843,089
Protective Insurance Corp., Class B	1,134	25,935
Prudential Financial, Inc.	1,519	138,381
Prudential PLC	6,338	135,015
QBE Insurance Group Ltd.	3,472	25,427
Reinsurance Group of America, Inc.	374	47,143
RenaissanceRe Holdings Ltd.	307	49,197
RLI Corp.	2,883	321,656
Sampo OYJ, A Shares	1,682	75,842
Samsung Fire & Marine Insurance Co. Ltd.	1,681	282,482
Sanlam Ltd.	46,175	186,426
SBI Life Insurance Co. Ltd.(a)(c)	15,500	187,277
SCOR SE(a)	223	7,596
Selectquote, Inc.(a)	4,324	127,601
Sompo Holdings, Inc.	700	26,821
Swiss Life Holding AG, Registered Shares	123	60,447
Swiss Re AG	1,021	100,408
T&D Holdings, Inc.	600	7,721
Tokio Marine Holdings, Inc.	1,700	80,905
Travelers Cos., Inc.(b)	4,656	700,262
Trean Insurance Group, Inc.(a)	5,265	85,030
Trupanion, Inc.(a)	3,102	236,403
Tryg A/S	2,346	55,293
United Fire Group, Inc.	45	1,566
United Insurance Holdings Corp.	7,811	56,317
Universal Insurance Holdings, Inc.	1,573	22,557
Unum Group	381	10,603
W.R. Berkley Corp.	643	48,450
White Mountains Insurance Group Ltd.	3	3,345
Willis Towers Watson PLC	1,088	249,021
Zurich Insurance Group AG	485	206,441

		16,090,283

Interactive Media & Services — 3.9%
Alphabet, Inc., Class A(a)	3,064	6,319,561
Alphabet, Inc., Class C(a)	2,331	4,821,977
Auto Trader Group PLC(a)(c)	1,234	9,435
Autohome, Inc., ADR	1,767	164,808
Baidu, Inc., ADR(a)	4,686	1,019,439
Bumble Inc.(a)	4,163	259,688
Cargurus, Inc.(a)	2,700	64,341

Security	Shares	Value

Interactive Media & Services (continued)
Cars.com, Inc.(a)	1,340	$17,366
Eventbrite, Inc., Class A(a)	4,100	90,856
EverQuote, Inc., Class A(a)	1,789	64,923
Facebook, Inc., Class A(a)	19,064	5,614,920
IAC/InterActiveCorp.(a)	191	41,315
Kakao Corp.	935	412,690
Match Group, Inc.(a)	752	103,310
MediaAlpha, Inc., Class A(a)	1,285	45,528
NAVER Corp.	3,546	1,187,209
Pinterest, Inc., Class A(a)	1,988	147,172
Snap, Inc., Class A(a)	663	34,668
Tencent Holdings Ltd.	124,200	9,912,094
TripAdvisor, Inc.(a)	189	10,166
TrueCar, Inc.(a)	10,229	48,946
Twitter, Inc.(a)	8,755	557,081
Yandex NV, Class A(a)	1,163	74,502
Yelp, Inc.(a)	974	37,986
Z Holdings Corp.	3,200	15,962
Zillow Group, Inc., Class A(a)	202	26,539
Zillow Group, Inc., Class C(a)	449	58,208

		31,160,690

Internet & Direct Marketing Retail — 4.0%
1-800-Flowers.com, Inc., Class A(a)(b)	8,762	241,919
Alibaba Group Holding Ltd.(a)	2,600	73,873
Alibaba Group Holding Ltd., ADR(a)	38,725	8,780,119
Amazon.com, Inc.(a)	3,213	9,941,279
B2W Cia Digital(a)	8,948	96,576
CarParts.com, Inc.(a)	5,883	84,009
Delivery Hero SE(a)(c)	442	57,291
eBay, Inc.	9,582	586,802
Etsy, Inc.(a)	1,225	247,046
Grubhub, Inc.(a)	185	11,100
HelloFresh SE(a)	647	48,206
JD.com, Inc., ADR(a)	30,157	2,543,140
Just Eat Takeaway.com NV(a)(c)	200	18,403
Lands’ End, Inc.(a)	3,373	83,684
Magnite, Inc.(a)	6,963	289,730
Meituan, Class B(a)(c)	82,800	3,231,203
MercadoLibre, Inc.(a)	87	128,076
momo.com Inc.	6,000	209,276
Naspers Ltd., N Shares	10,892	2,608,745
Ocado Group PLC(a)	182	5,103
Overstock.com, Inc.(a)(b)	4,415	292,538
Pinduoduo, Inc., ADR(a)(b)	7,484	1,001,958
Prosus NV	1,158	128,861
Qurate Retail, Inc., Series A	624	7,338
Rakuten, Inc.	2,400	28,672
RealReal, Inc.(a)	8,001	181,063
Shutterstock, Inc.(b)	2,083	185,470
Stamps.com, Inc.(a)(b)	1,484	296,073
Stitch Fix, Inc., Class A(a)	4,453	220,602
Trip.com Group Ltd., ADR(a)	4,490	177,939
Vipshop Holdings Ltd., ADR(a)	8,757	261,484
Wayfair, Inc., Class A(a)(b)	533	167,762
Zalando SE(a)(c)	392	38,411

		32,273,751

IT Services — 3.0%
21Vianet Group, Inc., ADR(a)	3,452	111,500
Accenture PLC, Class A	9,686	2,675,757
Adyen NV(a)(c)	46	102,645
Afterpay Ltd.(a)	317	24,759

16

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies, Inc.(a)	755	$76,935
Alliance Data Systems Corp.	78	8,743
Amadeus IT Group SA(a)	1,605	114,321
Amdocs Ltd.	320	22,448
Atos SE(a)	1,124	87,632
Automatic Data Processing, Inc.	6,575	1,239,190
Beijing Sinnet Technology Co. Ltd., Class A	5,000	13,128
Black Knight, Inc.(a)	180	13,318
Brightcove, Inc.(a)	1,777	35,753
Broadridge Financial Solutions, Inc.	180	27,558
Capgemini SE	554	94,195
Cardtronics PLC, Class A(a)	3,326	129,049
Cielo SA	35,400	23,396
Cognizant Technology Solutions Corp., Class A	1,990	155,459
Computershare Ltd.	7,445	85,427
Concentrix Corp.(a)	76	11,379
Conduent, Inc.(a)	15,937	106,140
CSG Systems International, Inc.	3,640	163,400
DXC Technology Co.	538	16,818
EPAM Systems, Inc.(a)	254	100,759
Euronet Worldwide, Inc.(a)	114	15,766
Fastly, Inc., Class A(a)(b)	182	12,245
Fidelity National Information Services, Inc.	6,507	914,949
Fiserv, Inc.(a)	3,626	431,639
FleetCor Technologies, Inc.(a)	300	80,589
Fujitsu Ltd.	200	29,103
Gartner, Inc.(a)	247	45,090
GDS Holdings Ltd., ADR(a)	2,829	229,404
Genpact Ltd.	7,487	320,593
Global Payments, Inc.	953	192,106
Globant SA(a)	964	200,136
GoDaddy, Inc., Class A(a)	737	57,206
GreenSky, Inc., Class A(a)	3,100	19,189
Grid Dynamics Holdings, Inc.(a)	2,464	39,252
HCL Technologies Ltd.	46,978	633,177
Hyundai Autoever Corp.	690	72,258
Infosys Ltd.	70,165	1,316,589
International Business Machines Corp.	4,050	539,703
International Money Express, Inc.(a)	1,834	27,528
Jack Henry & Associates, Inc.	181	27,461
Limelight Networks, Inc.(a)	17,507	62,500
LiveRamp Holdings, Inc.(a)	3,543	183,811
Mastercard, Inc., Class A	7,813	2,781,819
MAXIMUS, Inc.	7,673	683,204
MongoDB, Inc.(a)	207	55,358
NEC Corp.	200	11,809
NTT Data Corp.	2,400	37,221
Okta, Inc.(a)(b)	295	65,027
Paychex, Inc.	593	58,126
PayPal Holdings, Inc.(a)	11,057	2,685,082
Perspecta, Inc.	3,436	99,816
Rackspace Technology, Inc.(a)	2,201	52,340
Sabre Corp.	527	7,805
Samsung SDS Co. Ltd.	1,746	299,706
Snowflake, Inc., Class A(a)	97	22,240
Square, Inc., Class A(a)	2,173	493,380
StoneCo Ltd., Class A(a)	617	37,773
Tata Consultancy Services Ltd.	28,542	1,243,628
Twilio, Inc., Class A(a)	730	248,755
VeriSign, Inc.(a)	494	98,187
Verra Mobility Corp.(a)	7,161	96,924
Visa, Inc., Class A(b)	16,721	3,540,337

Security	Shares	Value

IT Services (continued)
Western Union Co.	2,820	$69,541
WEX, Inc.(a)	105	21,968
Wipro Ltd.	23,462	133,154
Wipro Ltd., ADR	36,998	234,567
Wix.com Ltd.(a)	76	21,221
Worldline SA(a)(c)	1,865	156,132

		24,145,123

Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	400	28,595
Brunswick Corp.	176	16,785
Giant Manufacturing Co. Ltd.	10,000	120,884
Hasbro, Inc.	387	37,199
Malibu Boats, Inc., Class A(a)	2,828	225,335
Mattel, Inc.(a)	726	14,462
Peloton Interactive, Inc., Class A(a)(b)	1,269	142,686
Polaris, Inc.	128	17,088
Shimano, Inc.	300	71,652
Yamaha Corp.	800	43,595
YETI Holdings, Inc.(a)	4,602	332,310

		1,050,591

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.(a)(b)	458	18,439
Agilent Technologies, Inc.	4,573	581,411
Avantor, Inc.(a)	2,065	59,740
Bio-Techne Corp.	102	38,957
Bruker Corp.	3,843	247,028
Charles River Laboratories International, Inc.(a)	129	37,388
Codexis, Inc.(a)(b)	5,058	115,778
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	9,900	197,154
Illumina, Inc.(a)	299	114,834
IQVIA Holdings, Inc.(a)	331	63,929
Lonza Group AG, Registered Shares	134	74,946
Luminex Corp.	7,588	242,057
Maccura Biotechnology Co. Ltd., Class A	10,900	67,643
Medpace Holdings, Inc.(a)	3,779	619,945
Mettler-Toledo International, Inc.(a)	26	30,048
NanoString Technologies, Inc.(a)	5,866	385,455
NeoGenomics, Inc.(a)(b)	13,504	651,298
Pacific Biosciences of California, Inc.(a)	11,179	372,373
PerkinElmer, Inc.	73	9,365
Personalis, Inc.(a)	2,473	60,861
Pharmaron Beijing Co. Ltd., Class H(c)	6,000	114,059
PRA Health Sciences, Inc.(a)	149	22,846
QIAGEN NV(a)	1,395	67,717
Quanterix Corp.(a)	1,003	58,645
Repligen Corp.(a)	246	47,825
Samsung Biologics Co. Ltd.(a)(c)	292	194,352
Seer, Inc.(a)	1,124	56,222
Sotera Health Co.(a)	1,557	38,863
Syneos Health, Inc.(a)	153	11,605
Thermo Fisher Scientific, Inc.	2,011	917,780
WuXi AppTec Co. Ltd., Class H(c)	29,940	591,234
Wuxi Biologics Cayman, Inc.(a)(c)	101,500	1,279,991

		7,389,788

Machinery — 2.1%
AGCO Corp.	1,047	150,402
Airtac International Group	11,000	392,371
Alamo Group, Inc.	253	39,506
Alfa Laval AB(a)	538	16,260
Allison Transmission Holdings, Inc.	182	7,431
Alstom SA(a)	1,086	54,112

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	7,190	$397,751
Amada Co. Ltd.	5,700	63,656
Atlas Copco AB, A Shares	1,390	84,745
Atlas Copco AB, B Shares	613	31,948
Barnes Group, Inc.	1,395	69,108
Caterpillar, Inc.	2,449	567,850
Chart Industries, Inc.(a)(b)	2,638	375,519
CNH Industrial NV(a)	3,701	57,292
Colfax Corp.(a)	161	7,053
Columbus McKinnon Corp.	2,634	138,970
Crane Co.	71	6,668
Cummins India Ltd.	5,772	72,682
Cummins, Inc.	1,831	474,430
Daifuku Co. Ltd.	600	58,962
Deere & Co.	4,043	1,512,648
Donaldson Co., Inc.	277	16,110
Doosan Bobcat, Inc.(a)	7,187	268,241
Dover Corp.	1,664	228,184
Energy Recovery, Inc.(a)	2,803	51,407
ESCO Technologies, Inc.	4,192	456,467
Evoqua Water Technologies Corp.(a)	8,207	215,844
FANUC Corp.	700	168,285
Flowserve Corp.	224	8,694
Fortive Corp.	6,936	489,959
Franklin Electric Co., Inc.	8,137	642,335
Gates Industrial Corp. PLC(a)	9,076	145,125
GEA Group AG	1,270	52,090
Gencor Industries, Inc.(a)	6,554	87,889
Graco, Inc.	937	67,108
Harmonic Drive Systems, Inc.	300	20,340
Hillenbrand, Inc.	4,084	194,848
Hitachi Construction Machinery Co. Ltd.	400	12,818
Hiwin Technologies Corp.	10,000	142,522
Hoshizaki Corp.	300	26,826
Hurco Cos., Inc.	1,217	42,960
Hyster-Yale Materials Handling, Inc.	931	81,109
Hyundai Construction Equipment Co. Ltd.(a)	1,883	89,804
Hyundai Elevator Co. Ltd.	3,320	134,658
Hyundai Rotem Co. Ltd.(a)	4,721	85,157
IDEX Corp.	938	196,342
Illinois Tool Works, Inc.	2,818	624,243
Ingersoll Rand, Inc.(a)	3,354	165,050
ITT, Inc.(b)	187	17,000
John Bean Technologies Corp.	3,053	407,087
Kennametal, Inc.	6,398	255,728
Knorr-Bremse AG	331	41,306
Komatsu Ltd.	5,500	170,441
Kone OYJ, Class B	629	51,412
Kubota Corp.	6,800	155,121
Lincoln Electric Holdings, Inc.	118	14,507
Lydall, Inc.(a)	596	20,109
Makita Corp.	3,000	128,856
Manitowoc Co., Inc.(a)	11,187	230,676
Mayville Engineering Co., Inc.(a)	2,301	33,088
Meritor, Inc.(a)	4,999	147,071
Middleby Corp.(a)	129	21,382
MINEBEA MITSUMI, Inc.	300	7,700
MISUMI Group, Inc.	1,000	29,130
Mitsubishi Heavy Industries Ltd.	2,200	68,503
Mueller Water Products, Inc., Class A	3,534	49,087
Navistar International Corp.(a)	877	38,614
NGK Insulators Ltd.	5,500	100,939

Security	Shares	Value

Machinery (continued)
Nordson Corp.	406	$80,664
NSK Ltd.	2,700	27,761
Oshkosh Corp.	3,062	363,337
Otis Worldwide Corp.	3,709	253,881
PACCAR, Inc.	877	81,491
Parker-Hannifin Corp.(b)	812	256,129
Pentair PLC	1,465	91,299
Proto Labs, Inc.(a)(b)	1,792	218,176
Rational AG	18	13,982
REV Group, Inc.	1,258	24,103
Rexnord Corp.	2,949	138,868
Sandvik AB(a)	1,518	41,535
Schindler Holding AG, Registered Shares	197	56,524
SFA Engineering Corp.	2,592	93,382
Sinotruk Hong Kong Ltd.	44,500	133,961
SKF AB, B Shares	642	18,268
SMC Corp.	200	116,476
Snap-on, Inc.	601	138,675
SPX Corp.(a)	1,875	109,256
Stanley Black & Decker, Inc.	1,166	232,815
Techtronic Industries Co. Ltd.	9,500	162,866
Terex Corp.	5,488	252,832
Thermax Ltd.	4,295	79,081
THK Co. Ltd.	1,000	34,695
Timken Co.(b)	907	73,621
Toro Co.	264	27,229
Trinity Industries, Inc.(b)	38	1,083
Volvo AB, B Shares(a)	4,613	116,824
Wabash National Corp.	953	17,916
Wartsila OYJ Abp	5,454	57,173
Watts Water Technologies, Inc., Class A	2,259	268,392
Weichai Power Co. Ltd., Class A	11,800	34,796
Weichai Power Co. Ltd., Class H	44,000	110,457
Welbilt, Inc.(a)	17,229	279,971
Westinghouse Air Brake Technologies Corp.	1,152	91,192
Woodward, Inc.	112	13,511
Xylem, Inc.	8,756	920,956
Yaskawa Electric Corp.	200	9,993
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,400	190,845
Zhengzhou Yutong Bus Co. Ltd., Class A	30,100	66,115
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	196,800	282,321

		16,863,988

Marine — 0.1%
AP Moeller - Maersk A/S, Class A	16	34,817
AP Moeller - Maersk A/S, Class B	13	30,180
Evergreen Marine Corp. Taiwan Ltd.(a)	120,000	192,610
Kirby Corp.(a)	75	4,521
Kuehne + Nagel International AG, Registered Shares	522	149,097
MISC BHD	90,300	148,672
Wan Hai Lines Ltd.	51,000	98,831

		658,728

Media — 0.7%
Altice USA, Inc., Class A(a)	3,508	114,115
AMC Networks, Inc., Class A(a)	744	39,551
Cable One, Inc.	22	40,224
Cardlytics, Inc.(a)(b)	2,671	293,009
Charter Communications, Inc., Class A(a)	400	246,808
Comcast Corp., Class A	25,039	1,354,860
ComScore, Inc.(a)	13,300	48,678
Cumulus Media, Inc., Class A, Class A(a)	3,764	34,290
Dentsu Group, Inc.	400	12,876

18

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Discovery, Inc., Class A(a)(b)	2,360	$102,566
Discovery, Inc., Class C(a)(b)	2,029	74,850
DISH Network Corp., Class A(a)	653	23,639
Emerald Holding, Inc.	7,770	42,890
EW Scripps Co., Class A	4,978	95,926
Focus Media Information Technology Co. Ltd., Class A	161,700	229,662
Fox Corp., Class A	983	35,496
Fox Corp., Class B	812	28,363
Gannett Co., Inc.(a)(b)	4,853	26,109
Grupo Televisa SAB, ADR(a)	16,167	143,240
Grupo Televisa SAB, Series CPO(a)	48,532	86,381
iHeartMedia, Inc., Class A(a)	14,787	268,384
Informa PLC(a)	5,081	39,231
Interpublic Group of Cos., Inc.	660	19,272
Liberty Broadband Corp., Class A(a)	80	11,612
Liberty Broadband Corp., Class C(a)	411	61,712
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	154	6,788
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	271	11,954
McClatchy Co., Class A(a)(d)	3,156	—
Meredith Corp.	5,134	152,890
New York Times Co., Class A	3,240	164,009
News Corp., Class A	402	10,223
News Corp., Class B	371	8,704
Nexstar Media Group, Inc., Class A	85	11,937
Omnicom Group, Inc.	5,989	444,084
Pearson PLC	2,443	26,050
Publicis Groupe SA	234	14,270
Scholastic Corp.	1,671	50,314
SES SA	1,058	8,393
Sinclair Broadcast Group, Inc., Class A(b)	3,938	115,226
Sirius XM Holdings, Inc.(b)	72,455	441,251
TEGNA, Inc.	18,046	339,806
Townsquare Media, Inc., Class A	5,405	57,996
Tribune Publishing Co.	1,550	27,884
ViacomCBS, Inc., Class A	33	1,557
ViacomCBS, Inc., Class B	1,263	56,961
WPP PLC	3,186	40,601

		5,464,642

Metals & Mining — 1.7%
Alcoa Corp.(a)	6,516	211,705
Alrosa AO(a)	42,018	58,805
AngloGold Ashanti Ltd.(b)	12,437	270,716
AngloGold Ashanti Ltd., ADR(b)	12,941	284,314
Antofagasta PLC	1,741	40,553
ArcelorMittal SA(a)	3,554	102,289
Arconic Corp.(a)	3,174	80,588
Baoshan Iron & Steel Co. Ltd., Class A	86,560	106,769
BlueScope Steel Ltd.	1,600	23,611
Boliden AB	1,645	61,035
China Hongqiao Group Ltd.	97,000	129,733
China Molybdenum Co. Ltd., Class H	198,000	120,886
China Steel Corp.	332,000	302,046
Cia Siderurgica Nacional SA	16,350	110,091
Cleveland-Cliffs, Inc.(b)	22,502	452,515
Coeur Mining, Inc.(a)	5,871	53,015
Commercial Metals Co.(b)	15,776	486,532
Fortescue Metals Group Ltd.	1,513	23,059
Ganfeng Lithium Co. Ltd., Class A	2,000	29,035
Ganfeng Lithium Co. Ltd., Class H(c)	6,200	76,397
Glencore PLC(a)	25,130	98,670
Gold Fields Ltd.	36,637	344,343

Security	Shares	Value

Metals & Mining (continued)
Gold Fields Ltd., ADR	27,738	$263,234
Hecla Mining Co.(b)	24,797	141,095
Hitachi Metals Ltd.	2,300	37,966
Hochschild Mining PLC	52,450	141,536
Impala Platinum Holdings Ltd.	6,515	120,277
Industrias Penoles SAB de CV(a)	3	39
JFE Holdings, Inc.(a)	2,700	33,313
Magnitogorsk Iron & Steel Works PJSC(a)	207,048	165,317
Materion Corp.	2,191	145,132
MMC Norilsk Nickel PJSC	2,278	714,961
MMC Norilsk Nickel PJSC, ADR	1,416	44,129
Newmont Corp.	4,336	261,331
Nippon Steel Corp.(a)	2,700	46,083
Novagold Resources, Inc.(a)	28,036	245,595
Novolipetsk Steel PJSC(a)	112,925	360,831
Nucor Corp.	7,143	573,369
Olympic Steel, Inc.	3,046	89,705
POSCO	2,484	703,857
Reliance Steel & Aluminum Co.	3,632	553,117
Rio Tinto Ltd.	817	69,050
Rio Tinto PLC	2,962	225,965
Royal Gold, Inc.	137	14,744
Ryerson Holding Corp.(a)	10,059	171,405
Saudi Arabian Mining Co.(a)	24,981	380,168
Schnitzer Steel Industries, Inc., Class A	14,157	591,621
Severstal PJSC	5,550	112,981
Southern Copper Corp.	2,659	180,466
Steel Dynamics, Inc.	6,943	352,427
Sumitomo Metal Mining Co. Ltd.	500	21,668
Tung Ho Steel Enterprise Corp.	46,000	71,769
United States Steel Corp.	17,453	456,745
Vale SA	76,127	1,325,036
Vale SA, ADR	4,612	80,156
voestalpine AG	837	34,662
Worthington Industries, Inc.	9,439	633,262
Yeong Guan Energy Technology Group Co. Ltd.	29,000	81,418
Zijin Mining Group Co. Ltd., Class A	50,800	75,321
Zijin Mining Group Co. Ltd., Class H	190,000	234,975

		13,221,433

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	2,631	44,096
Annaly Capital Management, Inc.	7,364	63,330
Arbor Realty Trust, Inc.(b)	16,383	260,490
Blackstone Mortgage Trust, Inc., Class A	4,064	125,984
Ellington Financial, Inc.	5,679	90,921
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	6,797	381,312
Invesco Mortgage Capital, Inc.	5,760	23,098
KKR Real Estate Finance Trust, Inc.	974	17,912
Ladder Capital Corp.	8,679	102,412
New Residential Investment Corp.	597	6,716
Ready Capital Corp.	1,717	23,042
Redwood Trust, Inc.	1,883	19,602
Starwood Property Trust, Inc.	549	13,582
TPG RE Finance Trust, Inc.	4,255	47,656
Two Harbors Investment Corp.	21,443	157,177

		1,377,330

Multi-line Retail — 0.4%
Big Lots, Inc.(b)	4,291	293,075
Dillard’s, Inc., Class A	1,027	99,178
Dollar General Corp.	1,616	327,434

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail (continued)
Dollar Tree, Inc.(a)	1,826	$209,004
Franchise Group, Inc.	3,681	132,921
Kohl’s Corp.	2,658	158,443
Nordstrom, Inc.(b)	11,121	421,152
Ollie’s Bargain Outlet Holdings, Inc.(a)	99	8,613
Ryohin Keikaku Co. Ltd.	400	9,495
Target Corp.	8,485	1,680,624

		3,339,939

Multi-Utilities — 0.4%
Black Hills Corp.	3,962	264,543
CenterPoint Energy, Inc.	4,168	94,405
Consolidated Edison, Inc.	20,916	1,564,517
E.ON SE	15,936	185,717
Engie SA(a)	7,744	110,006
MDU Resources Group, Inc.	385	12,170
National Grid PLC	15,329	181,964
NorthWestern Corp.	3,935	256,562
Public Service Enterprise Group, Inc.	4,296	258,662
Sempra Energy	1,766	234,136
Suez SA	1,977	41,871
Veolia Environnement SA	2,938	75,373

		3,279,926

Oil, Gas & Consumable Fuels — 2.5%
Aldrees Petroleum and Transport Services Co.	5,348	101,683
Antero Midstream Corp.	97	876
Antero Resources Corp.(a)	20,098	205,000
APA Corp.	874	15,645
Ardmore Shipping Corp.(b)	13,146	59,683
BP PLC	54,799	222,591
Brigham Minerals, Inc., Class A	10,655	155,989
Cabot Oil & Gas Corp.	3,098	58,180
Cheniere Energy, Inc.(a)	2,019	145,388
Chesapeake Energy Corp.(a)	634	27,509
Chevron Corp.	13,349	1,398,842
Cimarex Energy Co.	2,218	131,727
Clean Energy Fuels Corp.(a)	7,197	98,887
CNX Resources Corp.(a)(b)	11,660	171,402
ConocoPhillips	7,057	373,809
Continental Resources, Inc.(b)	1,980	51,223
CVR Energy, Inc.	10,826	207,643
Delek US Holdings, Inc.	11,216	244,284
Devon Energy Corp.	8,578	187,429
DHT Holdings, Inc.	5,109	30,296
Diamondback Energy, Inc.	1,876	137,867
ENEOS Holdings, Inc.	10,200	46,276
Energy Fuels, Inc.(a)	6,152	34,943
Eni SpA	8,330	102,644
EOG Resources, Inc.	3,333	241,743
EQT Corp.(b)	4,343	80,693
Equitrans Midstream Corp.	317	2,587
Evolution Petroleum Corp.	24,873	84,071
Extraction Oil & Gas, Inc.(a)	1,205	43,308
Exxon Mobil Corp.	18,516	1,033,748
Falcon Minerals Corp.	15,200	68,248
Frontline Ltd.	2,735	19,555
Galp Energia SGPS SA	3,281	38,034
Green Plains, Inc.(a)	5,145	139,275
Grupa Lotos SA	13,160	144,458
GS Holdings Corp.	2,739	95,039
Hess Corp.(b)	7,742	547,824
Hess Midstream LP, Class A	1,728	38,742

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	283	$10,126
Idemitsu Kosan Co. Ltd.	100	2,582
Inpex Corp.	4,800	32,822
Kinder Morgan, Inc.	46,808	779,353
Koninklijke Vopak NV	174	8,658
Laredo Petroleum Inc.(a)(b)	1,259	37,846
Lukoil PJSC	9,858	796,796
Lukoil PJSC - ADR	10,401	840,500
Magnolia Oil & Gas Corp., Class A(a)	19,036	218,533
Marathon Oil Corp.	9,947	106,234
Marathon Petroleum Corp.	3,911	209,199
Matador Resources Co.	4,136	96,989
MOL Hungarian Oil & Gas PLC(a)	47,071	340,757
Murphy Oil Corp.(b)	4,166	68,364
Neste OYJ	1,146	60,859
Nordic American Tankers Ltd.	11,656	37,882
Novatek PJSC, GDR, Registered Shares	2,599	513,086
Occidental Petroleum Corp.	5,632	149,924
Occidental Petroleum Corp.(a)	365	4,347
Oil & Natural Gas Corp. Ltd.	78,214	109,638
Oil Search Ltd.	6,294	19,679
OMV AG	329	16,673
ONEOK, Inc.	3,565	180,603
Ovintiv, Inc.	12,820	305,372
Par Pacific Holdings, Inc.(a)	6,535	92,274
PBF Energy, Inc., Class A(b)	10,234	144,811
PDC Energy, Inc.(a)	4,333	149,055
PetroChina Co. Ltd., Class H	494,000	179,105
Petroleo Brasileiro SA, ADR, Preference Shares(b)	21,549	184,028
Phillips 66(b)	18,982	1,547,792
Pioneer Natural Resources Co.	1,166	185,184
Polski Koncern Naftowy ORLEN SA	21,512	345,061
PTT PCL, NVDR	408,600	536,878
Range Resources Corp.(a)	10,617	109,674
Reliance Industries Ltd.	58,996	1,622,167
Renewable Energy Group, Inc.(a)	831	54,879
Repsol SA	5,755	71,431
REX American Resources Corp.(a)	863	72,639
Santos Ltd.	4,264	23,080
Saudi Arabian Oil Co.(c)	53,054	509,278
Scorpio Tankers, Inc.(b)	8,052	148,640
SFL Corp. Ltd.	4,717	37,830
SK Innovation Co. Ltd.(a)	1,418	276,215
SM Energy Co.	5,182	84,829
S-Oil Corp.(a)	2,202	158,708
Southwestern Energy Co.(a)	24,962	116,073
Targa Resources Corp.	692	21,971
Tatneft PJSC	31,528	249,617
Teekay Tankers Ltd., Class A(a)(b)	881	12,246
Tellurian, Inc.(a)(b)	6,951	16,265
TOTAL SE	6,494	302,749
Ultrapar Participacoes SA	65,164	245,552
Valero Energy Corp.	7,805	558,838
W&T Offshore, Inc.(a)	20,904	75,045
Williams Cos., Inc.	9,886	234,199
Woodside Petroleum Ltd.	2,813	51,416
World Fuel Services Corp.	2,463	86,698

		20,238,190

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	963	36,228
Domtar Corp.	5,067	187,226
Duratex SA	23,674	78,610

20

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Long Chen Paper Co. Ltd.	72,000	$63,242
Louisiana-Pacific Corp.	13,589	753,646
Mondi PLC	594	15,143
Nine Dragons Paper Holdings Ltd.	36,000	52,926
Stora Enso OYJ, B Shares	3,793	70,758
Suzano SA(a)	7,717	93,983
UPM-Kymmene OYJ	1,421	51,068

		1,402,830

Personal Products — 0.4%
Amorepacific Corp.	843	193,605
Amorepacific Group	3,245	186,782
Coty, Inc., Class A(b)	13,763	124,005
Dabur India Ltd.	99,673	738,059
Edgewell Personal Care Co.	3,340	132,264
elf Beauty, Inc.(a)(b)	2,706	72,602
Estee Lauder Cos., Inc., Class A	742	215,811
Herbalife Nutrition Ltd.(a)	1,054	46,755
Kao Corp.	500	33,084
LG Household & Health Care Ltd.	366	507,872
L’Oreal SA	430	164,725
Medifast, Inc.	98	20,758
Natural Health Trends Corp.	3	20
Nu Skin Enterprises, Inc., Class A	30	1,587
Shiseido Co. Ltd.	600	40,353
Unilever PLC	6,515	363,535
USANA Health Sciences, Inc.(a)	1,449	141,422

		2,983,239

Pharmaceuticals — 2.0%
AbbVie, Inc.	17,236	1,865,280
Amneal Pharmaceuticals, Inc.(a)	9	61
Amphastar Pharmaceuticals, Inc.(a)	13,904	254,721
Arvinas, Inc.(a)	1,784	117,922
Astellas Pharma, Inc.	4,000	61,617
AstraZeneca PLC	3,140	313,399
Atea Pharmaceuticals, Inc.(a)	1,159	71,568
Axsome Therapeutics, Inc.(a)	1,342	75,984
Aytu BioScience, Inc.(a)	2,409	18,308
Bristol-Myers Squibb Co.	24,966	1,576,104
CanSino Biologics, Inc., Class H(a)(c)	4,200	159,362
Cassava Sciences, Inc.(a)(b)	1,192	53,580
Catalent, Inc.(a)	741	78,035
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,200	45,542
China Resources Pharmaceutical Group Ltd.(c)	247,500	154,507
Chugai Pharmaceutical Co. Ltd.	1,400	56,887
Collegium Pharmaceutical, Inc.(a)	3,852	91,292
CSPC Pharmaceutical Group Ltd.	447,520	544,096
Daiichi Sankyo Co. Ltd.	3,900	113,785
Dr Reddy’s Laboratories Ltd.	1,735	107,336
Eisai Co. Ltd.	600	40,328
Eli Lilly & Co.	1,682	314,231
Endo International PLC(a)	15,135	112,150
GlaxoSmithKline PLC	12,411	219,709
Glenmark Pharmaceuticals Ltd.	18,689	119,133
Harmony Biosciences Holdings, Inc.(a)(b)	1,430	47,247
Intra-Cellular Therapies, Inc.(a)	2,859	97,006
Johnson & Johnson	19,468	3,199,566
Kala Pharmaceuticals, Inc.(a)	2,505	16,884
Kalbe Farma Tbk PT	1,200,500	129,762
Laurus Labs Ltd.(c)	12,868	63,861
Merck & Co., Inc.	13,928	1,073,709

Security	Shares	Value

Pharmaceuticals (continued)
Merck KGaA	440	$75,264
Nektar Therapeutics(a)	241	4,820
NGM Biopharmaceuticals, Inc.(a)	4,813	139,914
Novartis AG, Registered Shares	5,565	475,700
Novo Nordisk A/S, Class B	4,413	297,364
Optinose, Inc.(a)	4,371	16,129
Orion OYJ, Class B	99	3,967
Otsuka Holdings Co. Ltd.	600	25,445
Pacira BioSciences, Inc.(a)(b)	1,466	102,752
Perrigo Co. PLC	349	14,124
Pfizer, Inc.	39,802	1,442,026
Phathom Pharmaceuticals, Inc.(a)(b)	635	23,851
Prestige Consumer Healthcare, Inc.(a)	3,534	155,779
Provention Bio, Inc.(a)	2,579	27,067
Reata Pharmaceuticals, Inc., Class A(a)(b)	17	1,695
Relmada Therapeutics, Inc.(a)	2,081	73,272
Revance Therapeutics, Inc.(a)(b)	3,370	94,191
Roche Holding AG	1,846	600,235
Sanofi	2,377	235,048
Shionogi & Co. Ltd.	400	21,594
Sino Biopharmaceutical Ltd.	137,000	137,527
Supernus Pharmaceuticals, Inc.(a)	2,326	60,895
Takeda Pharmaceutical Co. Ltd.	4,200	153,099
TherapeuticsMD, Inc.(a)(b)	10,253	13,739
Theravance Biopharma, Inc.(a)	4,402	89,845
UCB SA	263	25,002
Viatris, Inc.(a)	307	4,289
Vifor Pharma AG	78	10,615
Zoetis, Inc.	2,575	405,511
Zogenix, Inc.(a)	5,857	114,329

		16,038,060

Professional Services — 0.9%
Adecco Group AG, Registered Shares	2,838	191,428
ASGN, Inc.(a)	5,180	494,379
Booz Allen Hamilton Holding Corp.	1,417	114,111
Bureau Veritas SA(a)	758	21,570
CACI International, Inc., Class A(a)	48	11,840
CoreLogic, Inc.	158	12,522
CoStar Group, Inc.(a)	282	231,773
Dun & Bradstreet Holdings, Inc.(a)	745	17,739
Equifax, Inc.	2,810	508,975
Experian PLC	4,407	151,825
Forrester Research, Inc.(a)	4,034	171,364
Franklin Covey Co.(a)	5,372	151,974
FTI Consulting, Inc.(a)	49	6,865
Heidrick & Struggles International, Inc.	3,602	128,663
IHS Markit Ltd.	6,366	616,102
Insperity, Inc.	4,640	388,554
Intertek Group PLC	1,060	81,849
KBR, Inc.	16,588	636,813
Kelly Services, Inc., Class A	7,660	170,588
Kforce, Inc.	7,949	426,066
Korn Ferry	2,422	151,060
ManpowerGroup, Inc.	842	83,274
Mistras Group, Inc.(a)	895	10,212
Nielsen Holdings PLC	837	21,051
Nihon M&A Center, Inc.	200	5,425
Persol Holdings Co. Ltd.	1,300	25,553
Randstad NV	1,275	89,499
Recruit Holdings Co. Ltd.	4,100	201,335
RELX PLC	8,853	222,040
Robert Half International, Inc.	4,461	348,270

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Science Applications International Corp.	107	$8,944
TransUnion	1,798	161,820
TriNet Group, Inc.(a)	6,583	513,211
Upwork, Inc.(a)	5,558	248,832
Verisk Analytics, Inc.	1,510	266,802
Wolters Kluwer NV	3,077	267,252

		7,159,580

Real Estate Management & Development — 0.9%
Aldar Properties PJSC	82,096	84,226
Aroundtown SA	3,445	24,535
CBRE Group, Inc., Class A(a)	10,033	793,711
China Jinmao Holdings Group Ltd.	100,000	40,245
China Overseas Land & Investment Ltd.	91,500	239,178
China Resources Land Ltd.	40,000	194,953
China Vanke Co. Ltd., Class A	53,300	244,223
China Vanke Co. Ltd., Class H	50,800	199,623
CK Asset Holdings Ltd.	11,000	66,963
Country Garden Holdings Co. Ltd.	81,000	104,268
Cushman & Wakefield PLC(a)(b)	14,065	229,541
Daito Trust Construction Co. Ltd.	100	11,619
Daiwa House Industry Co. Ltd.	1,800	52,828
Deutsche Wohnen SE	836	38,998
Emaar Properties PJSC(a)	94,788	91,694
ESR Cayman Ltd.(a)(c)	3,000	9,867
eXp World Holdings, Inc.(a)(b)	3,146	143,300
Forestar Group, Inc.(a)	797	18,554
Hang Lung Properties Ltd.	4,000	10,441
Henderson Land Development Co. Ltd.	9,000	40,618
Hongkong Land Holdings Ltd.(b)	3,100	15,246
Howard Hughes Corp.(a)	45	4,281
Jones Lang LaSalle, Inc.(a)	121	21,664
Kennedy-Wilson Holdings, Inc.(b)	23,655	478,068
LEG Immobilien AG	132	17,363
Lendlease Corp Ltd.	729	7,188
Longfor Group Holdings Ltd.(c)	36,000	238,774
Marcus & Millichap, Inc.(a)	18,889	636,559
Mitsubishi Estate Co. Ltd.	3,700	64,793
Mitsui Fudosan Co. Ltd.	3,100	70,666
NEPI Rockcastle PLC	32,009	202,160
New World Development Co. Ltd.	7,000	36,363
Newmark Group, Inc., Class A	17,078	170,865
RE/MAX Holdings, Inc., Class A	7,326	288,571
Realogy Holdings Corp.(a)	16,432	248,616
Redfin Corp.(a)(b)	5,458	363,448
RMR Group, Inc., Class A	4,525	184,665
Shimao Property Holdings Ltd.	89,000	281,027
Shimao Services Holdings Ltd(a)(c)	38,000	83,975
Sino Land Co. Ltd.	4,000	5,582
Sumitomo Realty & Development Co. Ltd.	1,200	42,508
Sun Hung Kai Properties Ltd.	4,500	68,138
Sunac China Holdings Ltd.	110,000	473,057
Swire Pacific Ltd., Class A	3,000	22,599
Swire Properties Ltd.	3,000	9,312
Swiss Prime Site AG, Registered Shares	379	34,989
Tokyu Fudosan Holdings Corp.	600	3,567
Vonovia SE	1,492	97,501
Wharf Real Estate Investment Co. Ltd.	5,000	28,117

		6,839,047

Road & Rail — 0.5%
ArcBest Corp.	1,567	110,270
Avis Budget Group, Inc.(a)	549	39,824

Security	Shares	Value

Road & Rail (continued)
Central Japan Railway Co.	300	$44,916
CJ Logistics Corp.(a)	606	98,305
Container Corp. Of India Ltd.	18,509	151,782
Covenant Logistics Group, Inc., Class A(a)	5,244	107,974
CSX Corp.	1,723	166,132
East Japan Railway Co.	500	35,554
Kansas City Southern	500	131,960
Landstar System, Inc.	1,997	329,625
Localiza Rent a Car SA	29,326	311,201
Lyft, Inc., Class A(a)	671	42,394
Marten Transport Ltd.	1,986	33,702
MTR Corp. Ltd.	5,000	28,437
Norfolk Southern Corp.	426	114,389
Old Dominion Freight Line, Inc.	963	231,515
Ryder System, Inc.	4,244	321,059
Saia, Inc.(a)	552	127,280
Schneider National, Inc., Class B(b)	10,132	252,996
Uber Technologies, Inc.(a)	7,111	387,621
Union Pacific Corp.	1,669	367,864
United International Transportation Co.	4,922	57,616
Werner Enterprises, Inc.	13,629	642,880
West Japan Railway Co.	200	11,097

		4,146,393

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.	904	98,690
Advanced Micro Devices, Inc.(a)(b)	11,960	938,860
Ambarella, Inc.(a)	1,621	162,732
Amkor Technology, Inc.	1,260	29,875
Analog Devices, Inc.	386	59,861
Applied Materials, Inc.	15,680	2,094,848
ASE Technology Holding Co. Ltd.	21,000	80,106
ASML Holding NV	1,180	724,012
Broadcom, Inc.	973	451,141
Brooks Automation, Inc.	6,133	500,760
Cirrus Logic, Inc.(a)	5,899	500,176
CMC Materials, Inc.	1,529	270,312
Cree, Inc.(a)(b)	285	30,817
Disco Corp.	200	63,201
ENNOSTAR, Inc.(a)	22,000	63,302
Enphase Energy, Inc.(a)	754	122,269
Entegris, Inc.	351	39,242
Everlight Electronics Co. Ltd.	40,000	65,046
First Solar, Inc.(a)(b)	212	18,508
FormFactor, Inc.(a)	6,092	274,810
Foxsemicon Integrated Technology Inc.	11,000	90,645
GCL System Integration Technology Co. Ltd., Class A(a)	98,400	49,733
Ichor Holdings Ltd.(a)	5,758	309,780
Inphi Corp.(a)	105	18,733
Intel Corp.	41,024	2,625,536
King Yuan Electronics Co. Ltd.	44,000	63,896
KLA Corp.	565	186,676
Lam Research Corp.	760	452,382
Lasertec Corp.	900	118,855
Lattice Semiconductor Corp.(a)	13,958	628,389
LONGi Green Energy Technology Co. Ltd., Class A	5,400	73,001
M31 Technology Corp.	11,000	124,294
Maxeon Solar Technologies Ltd.(a)(b)	1,197	37,777
MaxLinear, Inc.(a)	3,030	103,262
MediaTek, Inc.	36,000	1,238,285
Microchip Technology, Inc.	419	65,037
Micron Technology, Inc.(a)	2,508	221,231

22

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	127	$23,548
NVIDIA Corp.	4,730	2,525,489
NXP Semiconductors NV	474	95,435
Onto Innovation, Inc.(a)	2,659	174,723
OptoTech Corp.(a)	190,000	178,510
Parade Technologies Ltd.	5,000	215,907
PDF Solutions, Inc.(a)	2,319	41,232
Photronics, Inc.(a)	4,943	63,567
Power Integrations, Inc.	7,630	621,692
Qualcomm, Inc.	12,863	1,705,505
Rambus, Inc.(a)(b)	7,938	154,315
Realtek Semiconductor Corp.	26,000	453,885
Sanan Optoelectronics Co. Ltd., Class A	18,600	66,331
Seoul Semiconductor Co. Ltd.	4,943	81,155
Silicon Laboratories, Inc.(a)	4,381	618,028
Sino-American Silicon Products Inc.	10,000	59,594
SK Hynix, Inc.	8,479	1,001,045
Skyworks Solutions, Inc.	50	9,174
STMicroelectronics NV	1,038	39,657
SunPower Corp.(a)(b)	4,590	153,536
Synaptics, Inc.(a)(b)	2,892	391,635
Taiwan Semiconductor Manufacturing Co. Ltd.	503,000	10,592,774
Teradyne, Inc.	1,286	156,481
Texas Instruments, Inc.	2,691	508,572
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	12,700	54,950
Tokyo Electron Ltd.	500	217,317
Ultra Clean Holdings, Inc.(a)	2,395	139,006
United Microelectronics Corp.	216,000	387,431
Universal Display Corp.(b)	104	24,624
Visual Photonics Epitaxy Co. Ltd.	70,000	293,109
Xilinx, Inc.	576	71,366
Xinyi Solar Holdings Ltd.	92,000	152,494

		34,268,167

Software — 4.8%
2U, Inc.(a)(b)	70	2,676
8x8, Inc.(a)	14,586	473,170
A10 Networks, Inc.(a)	3,541	34,029
ACI Worldwide, Inc.(a)	8,565	325,898
Adobe, Inc.(a)	6,846	3,254,383
Alarm.com Holdings, Inc.(a)	2,410	208,176
Altair Engineering, Inc., Class A(a)	4,771	298,521
Alteryx, Inc., Class A(a)	441	36,585
Anaplan, Inc.(a)	329	17,717
ANSYS, Inc.(a)	316	107,301
Appian Corp.(a)	2,416	321,207
Aspen Technology, Inc.(a)	165	23,814
Atlassian Corp. PLC, Class A(a)	388	81,775
Autodesk, Inc.(a)	1,072	297,105
Avalara, Inc.(a)	118	15,745
Avaya Holdings Corp.(a)(b)	3,905	109,457
Bill.Com Holdings, Inc.(a)(b)	190	27,645
Blackbaud, Inc.	1,295	92,049
Blackline, Inc.(a)(b)	3,686	399,562
Bottomline Technologies DE, Inc.(a)	4,127	186,747
Box, Inc., Class A(a)	21,367	490,586
Cadence Design Systems, Inc.(a)	9,021	1,235,787
CDK Global, Inc.	246	13,299
Cerence, Inc.(a)	2,603	233,177
Ceridian HCM Holding, Inc.(a)	242	20,393
Citrix Systems, Inc.	411	57,688
Cloudera, Inc.(a)(b)	9,053	110,175

Security	Shares	Value

Software (continued)
Cloudflare, Inc., Class A(a)	209	$14,684
CommVault Systems, Inc.(a)	3,602	232,329
Cornerstone OnDemand, Inc.(a)	5,844	254,682
Coupa Software, Inc.(a)(b)	208	52,932
Crowdstrike Holdings, Inc., Class A(a)	439	80,122
Dassault Systemes SE	406	86,778
Datadog, Inc., Class A(a)	446	37,170
Digital Turbine, Inc.(a)	4,814	386,853
DocuSign, Inc.(a)	1,773	358,944
Domo, Inc., Class B(a)	2,317	130,424
Dropbox, Inc., Class A(a)	945	25,194
Dynatrace, Inc.(a)	1,053	50,797
Elastic NV(a)	163	18,126
Envestnet, Inc.(a)(b)	3,768	272,163
Everbridge, Inc.(a)	56	6,786
Fair Isaac Corp.(a)	115	55,896
FireEye, Inc.(a)	338	6,615
Five9, Inc.(a)	565	88,326
Fortinet, Inc.(a)	412	75,981
Guidewire Software, Inc.(a)	177	17,989
HubSpot, Inc.(a)	1,317	598,195
InterDigital, Inc.	1,595	101,203
Intuit, Inc.	5,864	2,246,264
j2 Global, Inc.(a)(b)	2,522	302,287
Kingdee International Software Group Co. Ltd.(b)	91,000	285,375
LivePerson, Inc.(a)	4,811	253,732
Manhattan Associates, Inc.(a)	143	16,785
Medallia, Inc.(a)	114	3,179
Microsoft Corp.	56,172	13,243,672
MicroStrategy, Inc., Class A(a)(b)	308	209,070
Mimecast Ltd.(a)	3,555	142,947
Model N, Inc.(a)	2,467	86,912
New Relic, Inc.(a)	63	3,873
NortonLifeLock, Inc.	2,545	54,107
Nuance Communications, Inc.(a)(b)	739	32,250
Nutanix, Inc., Class A(a)	381	10,119
Olo, Inc., Class A(a)	2,835	74,816
ON24, Inc.(a)(b)	2,217	107,547
Oracle Corp.	6,493	455,614
PagerDuty, Inc.(a)	79	3,178
Paycom Software, Inc.(a)	109	40,337
Paylocity Holding Corp.(a)	269	48,374
Pegasystems, Inc.	70	8,004
Ping Identity Holding Corp.(a)	2,737	60,022
Progress Software Corp.	7,195	317,012
Proofpoint, Inc.(a)	122	15,346
PROS Holdings, Inc.(a)	5,783	245,777
PTC, Inc.(a)	259	35,651
Q2 Holdings, Inc.(a)	2,562	256,712
QAD, Inc., Class A	1,537	102,333
Qualtrics International Ltd., Class A(a)	1,817	59,797
Qualys, Inc.(a)(b)	1,401	146,797
Rapid7, Inc.(a)	5,694	424,829
RealPage, Inc.(a)	192	16,742
RingCentral, Inc., Class A(a)	635	189,154
SailPoint Technologies Holding, Inc.(a)	7,551	382,383
salesforce.com, Inc.(a)	4,967	1,052,358
SAP SE	2,639	323,691
ServiceNow, Inc.(a)	3,780	1,890,416
Shanghai Baosight Software Co. Ltd., Class A	12,900	115,230
Slack Technologies, Inc., Class A(a)	1,269	51,559
Smartsheet, Inc., Class A(a)	258	16,491

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk, Inc.(a)	1,441	$195,227
Sprout Social, Inc., Class A(a)	4,461	257,667
SS&C Technologies Holdings, Inc.	396	27,669
Sumo Logic, Inc.(a)	677	12,768
SVMK, Inc.(a)	8,304	152,129
Synchronoss Technologies, Inc.(a)	11,580	41,341
Synopsys, Inc.(a)	361	89,449
Temenos AG, Registered Shares	216	31,166
Tenable Holdings, Inc.(a)	4,674	169,129
Teradata Corp.(a)	174	6,706
Thunder Software Technology Co. Ltd., Class A	6,700	125,155
Trade Desk, Inc., Class A(a)	108	70,379
Trend Micro, Inc.	400	20,079
Unity Software, Inc.(a)(b)	42	4,213
Varonis Systems, Inc.(a)	11,765	604,015
VMware, Inc., Class A(a)(b)	3,539	532,443
Workday, Inc., Class A(a)	776	192,782
Workiva, Inc.(a)	1,076	94,968
Xperi Holding Corp.	1,283	27,931
Yext, Inc.(a)(b)	15,001	217,214
Zendesk, Inc.(a)(b)	3,254	431,545
Zoom Video Communications, Inc., Class A(a)	1,363	437,918
Zscaler, Inc.(a)	234	40,171
Zuora, Inc., Class A(a)	9,042	133,822

		38,673,484

Specialty Retail — 1.6%
Aaron’s Co., Inc.	3,762	96,608
Abercrombie & Fitch Co., Class A	582	19,968
Advance Auto Parts, Inc.	198	36,331
American Eagle Outfitters, Inc.(b)	13,108	383,278
America’s Car-Mart, Inc.(a)(b)	338	51,501
Asbury Automotive Group, Inc.(a)(b)	1,092	214,578
At Home Group, Inc.(a)	3,328	95,514
AutoNation, Inc.(a)	94	8,763
AutoZone, Inc.(a)	70	98,301
Bed Bath & Beyond, Inc.	6,863	200,056
Best Buy Co., Inc.(b)	4,965	570,032
Buckle, Inc.(b)	3,230	126,874
Burlington Stores, Inc.(a)	224	66,931
Caleres, Inc.	1,254	27,337
Camping World Holdings, Inc., Class A	4,704	171,132
CarMax, Inc.(a)	422	55,983
Carvana Co.(a)(b)	143	37,523
Conn’s, Inc.(a)	1,188	23,107
Container Store Group, Inc.(a)(b)	5,152	85,729
Designer Brands, Inc., Class A	5,177	90,080
Dick’s Sporting Goods, Inc.	93	7,082
Fast Retailing Co. Ltd.	100	79,938
Five Below, Inc.(a)	133	25,375
Floor & Decor Holdings, Inc., Class A(a)	223	21,292
Foot Locker, Inc.	193	10,856
Foschini Group Ltd.(a)	18,401	152,729
GameStop Corp., Class A(a)	3,255	617,864
Gap, Inc.(a)	326	9,708
Group 1 Automotive, Inc.	1,681	265,245
GrowGeneration Corp.(a)(b)	926	46,013
Guess?, Inc.	2,486	58,421
H & M Hennes & Mauritz AB, B Shares(a)	1,501	33,827
Haverty Furniture Cos., Inc.	2,473	91,971
Hibbett Sports, Inc.(a)	1,579	108,777
Home Depot, Inc.	7,135	2,177,959

Security	Shares	Value

Specialty Retail (continued)
Home Product Center PCL, NVDR.	1,005,000	$477,528
Hotai Motor Co. Ltd.	11,000	227,707
Industria de Diseno Textil SA	2,799	92,479
L Brands, Inc.	604	37,363
Lithia Motors, Inc., Class A	2,008	783,301
Lowe’s Cos., Inc.	7,201	1,369,486
MarineMax, Inc.(a)	4,367	215,555
Michaels Cos., Inc.(a)	4,596	100,836
Murphy USA, Inc.	669	96,711
National Vision Holdings, Inc.(a)(b)	4,413	193,422
O’Reilly Automotive, Inc.(a)	214	108,552
Penske Automotive Group, Inc.	8	642
Rent-A-Center, Inc.	4,222	243,441
RH(a)	494	294,720
Ross Stores, Inc.	1,155	138,496
Sally Beauty Holdings, Inc.(a)	8,245	165,972
Signet Jewelers Ltd.(a)	4,526	262,418
Sleep Number Corp.(a)(b)	1,432	205,478
Sonic Automotive, Inc., Class A	2,242	111,136
Suning.com Co. Ltd., Class A	162,600	170,913
Tilly’s, Inc., Class A(a)	3,567	40,378
TJX Cos., Inc.	12,869	851,284
Tractor Supply Co.	878	155,476
Truworths International Ltd.	22,640	73,381
Ulta Beauty, Inc.(a)	479	148,092
Urban Outfitters, Inc.(a)	7,925	294,731
Williams-Sonoma, Inc.(b)	187	33,510

		13,059,691

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.(a)(b)	5,910	162,170
Acer, Inc.	204,000	225,759
Apple, Inc.	123,528	15,088,945
Brother Industries Ltd.	1,400	31,095
Canon, Inc.	4,500	102,303
Catcher Technology Co. Ltd.	41,000	304,685
Compal Electronics, Inc.	7,000	6,572
Dell Technologies, Inc., Class C(a)	5,646	497,695
FUJIFILM Holdings Corp.	400	23,795
Hewlett Packard Enterprise Co.	94,934	1,494,261
HP, Inc.	8,013	254,413
Lenovo Group Ltd.	466,000	665,074
Lite-On Technology Corp.	76,000	168,547
NCR Corp.(a)(b)	2,217	84,135
NetApp, Inc.	3,408	247,659
Primax Electronics Ltd.	216,000	484,230
Pure Storage, Inc., Class A(a)	484	10,425
Quanta Computer, Inc.	180,000	620,829
Ricoh Co. Ltd.	2,600	26,502
Samsung Electronics Co. Ltd.	112,673	8,151,286
Seiko Epson Corp.	1,300	21,223
Super Micro Computer, Inc.(a)	1,291	50,427
Western Digital Corp.	345	23,029
Xerox Holdings Corp.	241	5,849

		28,750,908

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG(a)	606	189,309
Anta Sports Products Ltd.	18,000	295,234
Capri Holdings Ltd.(a)	307	15,657
Carter’s, Inc.	54	4,802
Columbia Sportswear Co.	19	2,007
Crocs, Inc.(a)	7,831	630,004

24

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Culp, Inc.	3,408	$52,449
Deckers Outdoor Corp.(a)	2,571	849,510
EssilorLuxottica SA	606	98,721
Fossil Group, Inc.(a)	2,420	30,008
G-III Apparel Group Ltd.(a)	2,739	82,553
Hanesbrands, Inc.	722	14,202
Hermes International	19	21,014
Kering SA	139	95,918
Kontoor Brands, Inc.(b)	3,341	162,139
Levi Strauss & Co., Class A	4,774	114,146
Li Ning Co. Ltd.	46,500	304,202
Lululemon Athletica, Inc.(a)	1,437	440,742
LVMH Moet Hennessy Louis Vuitton SE	579	386,744
Makalot Industrial Co. Ltd.	2,476	21,390
Movado Group, Inc.	2,726	77,555
NIKE, Inc., Class B	9,967	1,324,515
Oxford Industries, Inc.	2,159	188,740
Pandora A/S	359	38,395
Pou Chen Corp.	89,000	103,294
Puma SE(a)	268	26,275
PVH Corp.	150	15,855
Ralph Lauren Corp.	1,230	151,487
Rocky Brands, Inc.	384	20,759
Skechers USA, Inc., Class A(a)	225	9,385
Swatch Group AG	51	14,685
Tapestry, Inc.	2,827	116,501
Under Armour, Inc., Class A(a)(b)	260	5,761
Under Armour, Inc., Class C(a)	602	11,113
Unifi, Inc.(a)	1,355	37,344
VF Corp.	1,305	104,295
Wolverine World Wide, Inc.	2,049	78,518

		6,135,228

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	14,869	706,129
Federal Agricultural Mortgage Corp., Class C(b)	2,966	298,736
Flagstar Bancorp, Inc.	7,311	329,726
FS Bancorp, Inc.	1,389	93,341
Housing Development Finance Corp. Ltd.	47,437	1,629,903
Merchants Bancorp	4,484	188,059
Meridian Bancorp, Inc.	6,850	126,177
MGIC Investment Corp.	2,019	27,963
Mr Cooper Group, Inc.(a)	5,325	185,097
New York Community Bancorp, Inc.(b)	57,396	724,337
NMI Holdings, Inc., Class A(a)	7,116	168,222
Northfield Bancorp, Inc.	3,608	57,439
Northwest Bancshares, Inc.	11,725	169,426
Ocwen Financial Corp.(a)	686	19,503
OP Bancorp	7,950	83,634
PennyMac Financial Services, Inc.	3,118	208,501
Premier Financial Corp.	4,572	152,065
Provident Financial Services, Inc.	4,286	95,492
Radian Group, Inc.	19,509	453,584
Riverview Bancorp, Inc.	46,259	320,575
Rocket Cos., Inc., Class A	32	739
Security National Financial Corp., Class A(a)	1,822	17,036
Southern Missouri Bancorp, Inc.	3,814	150,348
Territorial Bancorp, Inc.	1,213	32,096
TFS Financial Corp.	17,989	366,436
Walker & Dunlop, Inc.	3,645	374,487
Washington Federal, Inc.	12,765	393,162

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.	980	$20,012
Western New England Bancorp, Inc.	9,066	76,426
WSFS Financial Corp.	1,725	85,888

		7,554,539

Tobacco — 0.2%
ITC Ltd.	349,427	1,045,615
KT&G Corp.	9,961	717,557
Vector Group Ltd.	7,666	106,941

		1,870,113

Trading Companies & Distributors — 0.8%
Air Lease Corp.	188	9,212
Applied Industrial Technologies, Inc.	4,491	409,445
Ashtead Group PLC	2,556	152,582
Barloworld Ltd.(a)	21,996	134,524
Beacon Roofing Supply, Inc.(a)	2,821	147,595
Brenntag AG	541	46,217
Bunzl PLC	2,749	87,989
DXP Enterprises, Inc.(a)	1,450	43,747
Fastenal Co	3,528	177,388
Ferguson PLC	1,676	200,206
GATX Corp.(b)	711	65,938
GMS, Inc.(a)	2,560	106,880
H&E Equipment Services, Inc.	5,236	198,968
Herc Holdings, Inc.(a)	1,015	102,850
ITOCHU Corp.	700	22,726
Marubeni Corp.	20,300	169,547
McGrath RentCorp(b)	3,947	318,326
Mitsubishi Corp.	4,900	138,910
Mitsui & Co. Ltd.	7,200	150,266
MRC Global, Inc.(a)(b)	7,577	68,420
MSC Industrial Direct Co., Inc., Class A	56	5,051
NOW, Inc.(a)	2,230	22,501
Rush Enterprises, Inc., Class A	2,993	149,141
SiteOne Landscape Supply, Inc.(a)	8,720	1,488,853
Sumitomo Corp.	9,900	141,685
Textainer Group Holdings Ltd.(a)	1,120	32,088
Toyota Tsusho Corp.	1,300	54,744
Triton International Ltd	6,292	345,997
United Rentals, Inc.(a)	414	136,334
Univar Solutions, Inc.(a)	163	3,511
Veritiv Corp.(a)	1,523	64,788
W.W. Grainger, Inc.	1,653	662,737
Watsco, Inc.	72	18,774
WESCO International, Inc.(a)	3,100	268,243

		6,146,183

Transportation Infrastructure — 0.1%
Atlantia SpA(a)	600	11,228
Grupo Aeroportuario del Centro Norte SAB de CV(a)	9,565	60,143
International Container Terminal Services, Inc.	67,220	168,044
Malaysia Airports Holdings Bhd	28,100	42,440
Shenzhen Expressway Co. Ltd., Class H	100,000	108,393
Taiwan High Speed Rail Corp.	126,000	139,124
Transurban Group	3,108	31,596

		560,968

Utilities — 0.0%
AES Brasil Energia SA	28,479	88,038

Water Utilities — 0.2%
American States Water Co.	884	66,848
American Water Works Co., Inc.	1,513	226,829

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Beijing Enterprises Water Group Ltd.(b)	712,000	$271,096
California Water Service Group	6,462	364,069
Cia de Saneamento de Minas Gerais-COPASA	82,247	220,644
Essential Utilities, Inc.	3,207	143,513
Severn Trent PLC	1,921	61,102
United Utilities Group PLC	4,726	60,391

		1,414,492

Wireless Telecommunication Services — 0.3%
KDDI Corp.	3,100	95,513
Maxis Bhd	95,100	103,712
Mobile Telecommunications Co. KSC	47,411	94,971
Sistema PJSFC	796,711	361,002
Sistema PJSFC, - GDR	9,326	84,305
SK Telecom Co. Ltd.	2,467	601,561
Softbank Corp.	5,300	68,951
SoftBank Group Corp.	3,600	306,496
Spok Holdings, Inc.	3,163	33,180
T-Mobile US, Inc.(a)	1,260	157,865
Turkcell Iletisim Hizmetleri, ADR(b)	13,643	63,713
Turkcell Iletisim Hizmetleri AS	74,741	136,561
United States Cellular Corp.(a)	1,358	49,540
Vodacom Group Ltd.	8,256	70,585
Vodafone Group PLC	75,878	138,369

		2,366,324

Total Common Stocks — 84.1% (Cost: $490,544,592)		675,019,706

Preferred Securities

Preferred Stocks — 0.3%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares	531	42,272

Banks — 0.1%
Banco Bradesco SA, Preference Shares	158,381	753,264
Itau Unibanco Holding SA, Preference Shares	48,704	242,021

		995,285

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais, Preference Shares	29,563	68,437

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	126	62,818

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	19,546	104,942

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	273,687	1,171,836

Security	Shares	Value

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(e)	1,463	$45,031

Total Preferred Stocks — 0.3%		2,490,621

Total Preferred Securities — 0.3% (Cost: $2,184,351)		2,490,621

Rights

Gas Utilities — 0.0%
Snam SpA, (Expires 04/07/21)	15,684	16

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	14,494

Total Rights — 0.0% (Cost: $3,539)		14,510

Total Long-Term Investments — 84.4% (Cost: $492,732,482)		677,524,837

Short-Term Securities

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	39,755,353	39,779,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(f)(g)	104,007,073	104,007,073

Total Short-Term Securities — 17.9% (Cost: $143,771,883)		143,786,279

Total Investments — 102.3% (Cost: $636,504,365)		821,311,116

Liabilities in Excess of Other Assets — (2.3)%		(18,507,423)

Net Assets — 100.0%		$802,803,693

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

26

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,734,117	$4,046,173	(a)	$—	$(719)	$(365)	$39,779,206	39,755,353	$38,770	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,191,885	76,815,188	(a)	—	—	—	104,007,073	104,007,073	2,416		—

					$(719)	$(365)	$143,786,279		$41,186		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	52	06/18/21	$3,439	$(45,824)
Russell 2000 E-Mini Index	9	06/18/21	1,000	(37,367)
S&P 500 E-Mini Index	129	06/18/21	25,590	456,707

				373,516

Short Contracts
MSCI EAFE Index	363	06/18/21	39,785	132,976
MSCI Emerging Markets Index	397	06/18/21	26,252	467,803
Russell 2000 E-Mini Index	1,568	06/18/21	174,244	4,709,643

				5,310,422

				$5,683,938

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	645,143	CHF	591,000	Goldman Sachs International	06/16/21	$18,636
USD	384,746	EUR	318,000	Morgan Stanley & Co. International PLC	06/16/21	11,269
USD	551,083	EUR	462,000	Morgan Stanley & Co. International PLC	06/16/21	8,485
USD	680,516	JPY	72,711,000	Bank of America N.A.	06/16/21	23,370
USD	26,069	NOK	221,000	Goldman Sachs International	06/16/21	231

						61,991

AUD	809,000	USD	631,525	Bank of America N.A.	06/16/21	(16,860)
EUR	412,000	USD	489,471	Barclays Bank PLC	06/16/21	(5,595)
GBP	540,000	USD	754,644	Bank of America N.A.	06/16/21	(10,041)
NZD	118,000	USD	85,567	Toronto-Dominion Bank	06/16/21	(3,169)
SEK	5,851,000	USD	695,818	Bank of America N.A.	06/16/21	(25,428)
SGD	165,000	USD	123,847	Goldman Sachs International	06/16/21	(1,230)
USD	141,000	CAD	178,000	Morgan Stanley & Co. International PLC	06/16/21	(655)

						(62,978)

						$(987)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,034,210	$116,787	$—	$4,150,997
Air Freight & Logistics	4,432,110	627,458	—	5,059,568
Airlines	1,584,559	351,695	—	1,936,254
Auto Components	2,935,910	2,256,747	—	5,192,657
Automobiles	5,334,934	3,265,020	—	8,599,954
Banks	27,813,747	19,530,883	—	47,344,630
Beverages	6,311,704	1,138,004	—	7,449,708
Biotechnology	21,439,384	1,145,523	3,470	22,588,377
Building Products	7,002,579	785,100	—	7,787,679
Capital Markets	13,931,449	2,341,218	—	16,272,667
Chemicals	9,237,708	6,195,241	—	15,432,949
Commercial Services & Supplies	6,691,377	710,112	—	7,401,489
Communications Equipment	2,707,566	432,447	—	3,140,013
Construction & Engineering	4,337,018	1,373,622	—	5,710,640
Construction Materials	760,451	1,739,969	—	2,500,420
Consumer Finance	4,094,086	228,463	—	4,322,549
Containers & Packaging	2,025,540	23,836	—	2,049,376
Distributors	1,098,087	—	—	1,098,087
Diversified Consumer Services	2,884,804	108,557	—	2,993,361
Diversified Financial Services	4,113,392	728,326	—	4,841,718
Diversified Telecommunication Services	5,092,708	1,101,622	—	6,194,330
Electric Utilities	4,892,984	1,982,072	—	6,875,056
Electrical Equipment	4,014,738	2,362,963	—	6,377,701
Electronic Equipment, Instruments & Components	5,507,309	6,711,824	—	12,219,133
Energy Equipment & Services	3,131,103	8,945	—	3,140,048
Entertainment	8,386,300	663,103	—	9,049,403
Equity Real Estate Investment Trusts (REITs)	14,551,590	415,237	—	14,966,827
Food & Staples Retailing	7,334,499	1,059,091	—	8,393,590
Food Products	7,293,905	3,486,162	—	10,780,067
Gas Utilities	2,278,096	1,224,668	—	3,502,764
Health Care Equipment & Supplies	12,212,212	1,015,329	—	13,227,541
Health Care Providers & Services	12,216,828	703,201	—	12,920,029
Health Care Technology	3,275,938	68,648	—	3,344,586

28

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$15,148,438	$455,968	$—	$15,604,406
Household Durables	5,738,633	955,118	—	6,693,751
Household Products	2,813,231	329,074	—	3,142,305
Independent Power and Renewable Electricity Producers	1,652,348	732,780	—	2,385,128
Industrial Conglomerates	3,166,568	1,151,694	—	4,318,262
Insurance	9,571,976	6,518,307	—	16,090,283
Interactive Media & Services	19,623,300	11,537,390	—	31,160,690
Internet & Direct Marketing Retail	25,825,707	6,448,044	—	32,273,751
IT Services	19,690,239	4,454,884	—	24,145,123
Leisure Products	785,865	264,726	—	1,050,591
Life Sciences Tools & Services	4,836,191	2,553,597	—	7,389,788
Machinery	12,630,756	4,233,232	—	16,863,988
Marine	4,521	654,207	—	658,728
Media	5,093,559	371,083	—	5,464,642
Metals & Mining	7,757,239	5,464,194	—	13,221,433
Mortgage Real Estate Investment Trusts (REITs)	1,377,330	—	—	1,377,330
Multi-line Retail	3,330,444	9,495	—	3,339,939
Multi-Utilities	2,684,995	594,931	—	3,279,926
Oil, Gas & Consumable Fuels	12,928,988	7,309,202	—	20,238,190
Paper & Forest Products	1,149,693	253,137	—	1,402,830
Personal Products	755,224	2,228,015	—	2,983,239
Pharmaceuticals	11,847,876	4,190,184	—	16,038,060
Professional Services	5,901,804	1,257,776	—	7,159,580
Real Estate Management & Development	3,784,003	3,055,044	—	6,839,047
Road & Rail	3,776,302	370,091	—	4,146,393
Semiconductors & Semiconductor Equipment	17,782,934	16,485,233	—	34,268,167
Software	37,686,010	987,474	—	38,673,484
Specialty Retail	11,824,570	1,235,121	—	13,059,691
Technology Hardware, Storage & Peripherals	17,919,008	10,831,900	—	28,750,908
Textiles, Apparel & Luxury Goods	4,561,437	1,573,791	—	6,135,228
Thrifts & Mortgage Finance	5,924,636	1,629,903	—	7,554,539
Tobacco	106,941	1,763,172	—	1,870,113
Trading Companies & Distributors	4,981,311	1,164,872	—	6,146,183
Transportation Infrastructure	60,143	500,825	—	560,968
Utilities	88,038	—	—	88,038
Water Utilities	1,021,903	392,589	—	1,414,492
Wireless Telecommunication Services	304,298	2,062,026	—	2,366,324
Preferred Securities
Preferred Stocks
Automobiles	—	42,272	—	42,272
Banks	995,285	—	—	995,285
Electric Utilities	68,437	—	—	68,437
Health Care Equipment & Supplies	—	62,818	—	62,818
Metals & Mining	104,942	—	—	104,942
Oil, Gas & Consumable Fuels	1,171,836	—	—	1,171,836
Trading Companies & Distributors	45,031	—	—	45,031
Rights
Gas Utilities	—	16	—	16
Metals & Mining	14,494	—	—	14,494
Short-Term Securities
Money Market Funds	143,786,279	—	—	143,786,279

	$653,281,588	$168,026,058	$3,470	$821,311,116

Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,767,129	$—	$—	$5,767,129
Foreign Currency Exchange Contracts	—	61,991	—	61,991

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(83,191)	$—	$—	$(83,191)
Foreign Currency Exchange Contracts	—	(62,978)	—	(62,978)

	$5,683,938	$(987)	$—	$5,682,951

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

30